
                     IMPORTANT NOTICE: Please vote using the
-----------------------------------------------------------------------------
                   Enclosed Proxy Ballot as soon as possible.

            For your convenience, you may vote by calling Shareholder
        Communications Corp. ("SCC") toll-free at 1-800-733-8481 Ext. 435 from 6:00 a.m. to 8:00 p.m. (Pacific time). You may
                 also vote by faxing the front and back of your
                     Proxy Ballot to SCC at 1-800-733-1885.

                 A confirmation of your telephonic or facsimile
-----------------------------------------------------------------------------
                            vote will be sent to you.

                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                                111 Center Street
                           Little Rock, Arkansas 72201

                                                           September 29, 1999

Dear Shareholder of the U.S. Treasury Allocation Fund:

     We are pleased to invite you to a Special Meeting of the Shareholders of the U.S. Treasury Allocation Fund (the "U.S. Treasury Fund") of Barclays Global
Investors  Funds,  Inc. ("BGI Funds") to be held on Thursday,  October 28, 1999.
The Special Meeting is being held to consider a proposal to consolidate the U.S.
Treasury Fund into the Bond Index Fund of BGI Funds. If the proposed consolidation is approved, you will receive shares of the Bond Index Fund equal in value to your shares of the U.S. Treasury Fund.

              The Board of Directors of BGI Funds unanimously recommends that you vote in favor of the proposal.

              This booklet describes the proposed consolidation and the Board of Directors' reasons for recommending approval. The booklet includes this cover letter, a formal notice, a Combined Prospectus/Proxy Statement and several exhibits. Please take the time to review all of the information before casting your vote. You may attend the Special Meeting in person or you may use the enclosed Proxy Ballot to cast your vote.

              You should weigh several considerations in particular:

o        Reasons for the Proposed Consolidation

              The investment adviser to both the U.S. Treasury Fund and the Bond
Index Fund is Barclays Global Fund Advisors ("BGFA"). BGFA has been primarily responsible for supervisory, overall management and reporting responsibilities, as well as responsible for the day-to-day portfolio management of the Funds. For various reasons that are described further in the Combined Prospectus/Proxy
Statement, BGFA has advised the Board of Directors of BGI Funds that it does not believe that the U.S. Treasury Fund, with only $33 million in assets as of June
30, 1999, is viable on a long-term basis. As an alternative to liquidation, the proposed consolidation allows shareholders to continue to benefit from BGFA's day-to-day portfolio management services, in a similar fund with somewhat similar investment objectives and policies.

o        Important Facts About The Funds and the Consolidation

o                 Objectives  and   Policies--The   investment   objectives  and
                  policies of the Funds are somewhat similar, although there are some  important  differences  that you  should  consider.  The principal  similarities  and  differences are described in the
                  Combined  Prospectus/Proxy  Statement  that  is  part  of this booklet.

o Access Arrangements--The shareholder servicing, transaction and other access arrangements are similar for both Funds. o Share Values--The total dollar value of shares you will receive in the Bond Index Fund will be equal to the total dollar value of your shares in the U.S. Treasury Fund.

o Tax Considerations--Shareholders of the U.S. Treasury Fund who hold their shares in a taxable account will recognize a gain or loss for federal income tax purposes as a result of the consolidation.
o Expenses-- The total operating expense ratio of the Bond Index Fund is substantially lower than the total operating expense ratio of the U.S.
     Treasury Fund. Barclays Global Investors, N.A. will pay the expenses of the consolidation.
              Whether or not you attend the Special Meeting of Shareholders, you may vote by proxy in any of three ways:

o By Mail--Mark, sign, date and return the enclosed Proxy Ballot in the enclosed postage-paid envelope; o By Phone--Call SCC toll-free at 1-800-733-8481 Ext. 435 from 6:00 a.m. to 8:00 p.m. (Pacific time); or o By Fax--Mark, sign, date and fax both sides of the enclosed Proxy Ballot to SCC at 1-800-733-1885.

              A confirmation of your telephonic or fax vote will be sent to you.
Every vote is important to us.





              If  you   have  any   questions,   please   call   BGI   Funds  at
1-888-204-3956.

                                                              Very truly yours,


                                           Barclays Global Investors Funds, Inc.
                                                       R. Greg Feltus
                                                       President





                                                     2
dc-179536
                                                     1
dc-179536
                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                                111 Center Street
                           Little Rock, Arkansas 72201
                            Telephone: 1-888-204-3956

                   -----------------------------------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          U.S. TREASURY ALLOCATION FUND

                         To Be Held on October 28, 1999

                   -----------------------------------------------------

To the  Shareholders of the U.S.  Treasury  Allocation Fund (the "U.S.  Treasury
Fund") of Barclays Global Investors Funds, Inc. ("BGI Funds"):

              PLEASE  TAKE NOTE  that a SPECIAL  MEETING  OF  SHAREHOLDERS  (the
"Special  Meeting") of the U.S. Treasury Fund will be held on Thursday,  October
28, 1999, at 11:00 a.m. (Central time) at the principal office of BGI Funds, 111
Center Street, Little Rock, Arkansas 72201. The Special Meeting is being called for the following purposes:

              (1)   To  approve  an  Agreement  and Plan of  Consolidation  (the
                    "Plan") for the U.S. Treasury Fund and the transactions contemplated thereby, which include (a) the transfer of all of the assets of the U.S. Treasury Fund to the Bond Index of BGI Funds, and the assumption by the Bond Index Fund of all of the liabilities of the U.S. Treasury Fund, in exchange for shares of the Bond Index Fund; and (b) the distribution to shareholders of the U.S. Treasury Fund of the shares of the Bond Index Fund so received.

              (2) To transact such other business as may properly come before the meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain requisite quorums and/or approvals.

              The  Board of  Directors  of BGI  Funds  has  fixed  the  close of business on Friday,  August 13, 1999, as the record date (the "Record Date") for the determination of Fund shareholders entitled to receive notice of and to vote
at  the  Special   Meeting  or  any   adjournment(s)   thereof.   The   Combined
Prospectus/Proxy  Statement contains further  information  regarding the meeting and the proposal.
Even if you do not attend the Special Meeting in person, you may vote in any one of three ways:

              1. Mark, sign, date and return the enclosed Proxy Ballot in the enclosed postage-paid envelope; or

              2. Vote by telephone by calling Shareholder  Communications  Corp.
("SCC")  toll-free  at  1-800-733-8481  Ext.  435 from  6:00  a.m.  to 8:00 p.m.
(Pacific time) (a confirmation of your telephonic vote will be sent to you); or

              3. Mark, sign, date and fax the enclosed Proxy Ballot (both front and back) to SCC at 1-800-733-1885 (a confirmation of your facsimile vote will be sent to you).

              In order for the Plan to be approved, the holders of a majority of the U.S. Treasury Fund's shares outstanding on the Record Date must be present in person or by proxy. Therefore, your proxy is very important to us. Whether or not you plan to attend the meeting in person, please mark, sign, date and return the enclosed Proxy Ballot today, either in the enclosed postage-paid envelope or by telefacsimile (front and back) at 1-800-733-1885, or by calling toll-free at 1-800-733-8481 Ext. 435. Signed but unmarked Proxy Ballots will be counted in determining whether a quorum is present and will be voted in favor of the proposal.

                       By Order of the Board of Directors



                                                     Richard H. Blank, Jr.
                                                     Secretary
September 29, 1999


------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS
--------------------------------------------------------------------------------
                      OF THE NUMBER OF SHARES THAT YOU OWN.
                        PLEASE VOTE BY MAIL, FACSIMILE OR
                            OR TELEPHONE IMMEDIATELY.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





                       COMBINED PROSPECTUS/PROXY STATEMENT
                                                           September 29, 1999

                      Barclays Global Investors Funds, Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                            Telephone: 1-888-204-3956

              This Combined Prospectus/Proxy Statement is being furnished to shareholders of the U.S. Treasury Allocation Fund ("U.S. Treasury Fund") of
Barclays Global Investors Funds, Inc. ("BGI Funds") in connection with the solicitation of proxies by the Board of Directors of BGI Funds, for a special meeting of Shareholders of the U.S. Treasury Fund (the "Special Meeting") to be held at the principal office of BGI Funds, 111 Center Street, Little Rock,
Arkansas 72201, on Thursday, October 28, 1999 beginning at 11:00 a.m. (Central time). The Special Meeting has been called to consider the following proposal, and to transact such other business as may properly come before the meeting.

         Proposal:  To  approve  an  Agreement  and Plan of  Consolidation  (the
         "Plan"),  between  the  U.S.  Treasury  Fund and the  Bond  Index  Fund
         (collectively,  the  "Funds") of BGI Funds.  The Plan  provides for the transfer of the assets and liabilities of the U.S. Treasury Fund to the
         Bond Index Fund in exchange for shares of equal value of the Bond Index
         Fund  (the   "Consolidation").   As  a  result  of  the  Consolidation,
         shareholders of the U.S. Treasury Fund will become  shareholders of the
         Bond Index Fund.

              This Combined Prospectus/Proxy Statement, which should be retained for future reference,  sets forth concisely the information about the Bond Index
Fund that prospective  investors,  including  shareholders of the U.S.  Treasury
Fund,  should know before  investing.  Additional  information,  incorporated by
reference   herein,   is  contained  in  a  separate   Statement  of  Additional
Information,  dated July 1, 1999,  which has been filed with the  Securities and
Exchange  Commission (the "SEC") and is available  without charge by calling BGI
Funds at 1-888-204-3956.

              The Prospectus for the U.S. Treasury Fund and the Bond Index Fund is incorporated by reference in this Combined Prospectus/Proxy Statement and accompanies this Combined Prospectus/Proxy Statement. The Prospectus also is available without charge by calling BGI Funds at 1-888-204-3956.







THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







                                TABLE OF CONTENTS
                                                                                                                  PAGE
I.   THE PROPOSED TRANSACTION - Item 3......................................................................     1
o        Overview - Item 3(b)...............................................................................     1
o        Comparison of Fees and Expenses - Item 3(a)........................................................     3
o        Comparison of Investment Objectives, Policies and Restrictions - Item 3(b)(1)......................     4
o        Comparison of Risks - Item 3(b)....................................................................     5
o        Comparison of Advisory and Other Service Arrangements and Fees - Item 3(b)(2)......................     7
o        Comparison of Purchase and Redemption Procedures and Other Considerations -
         Items 3(b)(3) and (4)..............................................................................     8
o........Comparison of Performance - Item 3(b)..............................................................     9
o        A Discussion of Principal Risk Factors - Item 3(c).................................................    11

II.  DESCRIPTION OF THE AGREEMENT AND PLAN
         OF CONSOLIDATION - Item 4..........................................................................    12
o        Reasons for the Consolidation and Board Consideration - Item 4(a) and 4(a)(3)......................    13
o        Material Federal Income Tax Consequences - Item 4(a)(4)............................................    16
o        Capitalization  - Item (4)(b)......................................................................    18

III. INFORMATION ABOUT THE FUNDS - Items 5 and 6 ...........................................................    18
o        Organization of BGI Funds .........................................................................    18
o        Substantial Shareholders ..........................................................................    19
o        Additional Information - Items 5(e), 5(f) and 6(b)(1) .............................................    20
o        Items 5(a) and 6(a) are incorporated by reference to each Fund's Prospectus.
o        Item 5(a) of Form N-1A is incorporated by reference into the U.S. Treasury Fund's Annual Report. See Exhibit B for Bond
Index
         Fund.
o        Items 5(b),5(c),5(d), 6(c) and 6(d) are not applicable.

IV.  VOTING INFORMATION - Item 7 ...........................................................................    20
o        Approval and Consummation of the Proposed Transaction .............................................    20
o        Solicitation of Proxies and Payment of Expenses ...................................................    21

V.   INTEREST OF CERTAIN PERSONS AND EXPERTS - Item 8 ......................................................   N/A

VI.  ADDITIONAL INFORMATION REQUIRED FOR REOFFERING BY PERSONS
       DEEMED TO BE UNDERWRITERS - Item 9 ..................................................................   N/A

MISCELLANEOUS ..............................................................................................    22
o        Other Business ....................................................................................    22
o        Future Shareholder Proposals ......................................................................    22

EXHIBIT A - FORM OF AGREEMENT AND PLAN OF CONSOLIDATION

EXHIBIT B - MANAGEMENT'S DISCUSSION OF BOND INDEX FUND
                  PERFORMANCE








                                                    22
dc-179536
                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                                111 Center Street
                           Little Rock, Arkansas 72201
                                            -------------------------------------------------

                         SPECIAL MEETING OF SHAREHOLDERS

                          U.S. TREASURY ALLOCATION FUND

                         To Be Held on October 28, 1999


I.    THE PROPOSED TRANSACTION

              Important information about the matter to be considered at the Special Meeting of Shareholders follows. This information is qualified by reference to the Exhibits at the end of this document.

Overview

              The Directors are seeking your approval of an Agreement and Plan of Consolidation, which contemplates that the Bond Index Fund of BGI Funds will acquire all of the assets of the U.S. Treasury Fund of BGI Funds and assume all of the liabilities of the U.S. Treasury Fund in exchange for shares of the Bond
Index Fund. The shares of the Bond Index Fund received by the U.S. Treasury Fund will then be distributed to the U.S. Treasury Fund's shareholders and the U.S.
Treasury Fund will be dissolved and liquidated.

The Plan must be  approved by a vote of a majority  of the  shareholders  of the
U.S.  Treasury  Fund.  The  Shareholder   Meeting  of  the  U.S.  Treasury  Fund
shareholders is scheduled for Thursday, October 28, 1999. The Consolidation,  if
approved,  is expected to occur on or about Friday,  October 29, 1999.  For more information  about the  Plan,  see  "Description  of the  Agreement  and Plan of
Consolidation."

              As a result of the Consolidation, you will receive full and fractional shares of the Bond Index Fund equal in value to the shares of the U.S. Treasury Fund owned by you immediately prior to the transaction. No commissions or sales loads will be charged in connection with the Consolidation.

              Shareholders of the U.S.  Treasury Fund whose shares are held in a taxable  account will  recognize a taxable  gain or loss for federal  income tax purposes.  For each such shareholder,  this gain or loss will be measured by the difference  between  their tax basis in the U.S.  Treasury Fund shares and their
net  asset  value  at  the  closing  date  of  the  Consolidation   ("Closing").
Shareholders  who hold U.S.  Treasury Fund shares in a  tax-deferred  retirement account  will  not  recognize  a  taxable  gain  or  loss  as a  result  of  the
Consolidation. See "Federal Income Tax Consequences" for additional information.
You should  separately  consider any state tax consequences in consultation with your tax advisor.

              The U.S.  Treasury Fund seeks to provide a high level of long-term total return,  consisting of capital appreciation and current income, consistent with a  reasonable  level of risk,  before  fees and  expenses.  It  attempts to improve on the  markets'  long-term  risk-and-return  tradeoff by  shifting  its investments among markets in response to changes in the investment  environment.
The U.S.  Treasury Fund pursues this objective by investing all of its assets in the U.S.  Treasury  Allocation  Master  Portfolio  (the  "U.S.  Treasury  Master
Portfolio")  of  Master  Investment  Portfolio  ("MIP"),   which  has  the  same
investment  objective  and  policies  as the  Fund.  The  U.S.  Treasury  Master
Portfolio  invests  directly in a portfolio  of  securities.  This is  sometimes called a "master-feeder structure."

              The  Bond  Index  Fund   seeks  to   approximate   as  closely  as
practicable,  before  fees and  expenses,  the total  rate of return of the U.S.
market for issued and outstanding U.S. government and investment-grade corporate bonds as measured by the Lehman  Brothers  Government/Corporate  Bond Index ("LB
Bond Index"). The Bond Index Fund pursues this objective by investing all of its assets in the Bond Index Master  Portfolio of MIP, which has the same investment objective  and  policies as the Bond Index Fund.  The Master  Portfolio  invests
directly  in  a  portfolio  of  securities.   This  is  another   example  of  a
master-feeder structure.

              Although both Funds,  through their respective Master  Portfolios, invest primarily in fixed-income securities,  there are differences in the types of fixed-income securities that the Funds generally purchase for investment. The
U.S. Treasury Fund has a policy of investing,  under normal market condition, at least 65% of its total assets in U.S. Treasury securities such as long-term U.S.
Treasury  Bonds,  intermediate-term  U.S.  Treasury  Notes and  short-term  U.S.
Treasury  Bills.  In  addition,  the U.S.  Treasury  Fund may hold money  market instruments for liquidity  purposes.  The Bond Index Fund invests,  under normal market conditions,  at least 90% of its total assets in securities  representing the LB Bond Index.  The LB Bond Index is composed  of  approximately  6,500 debt issues of  fixed-income  securities,  including U.S.  Government  Securities and investment  grade  corporate  bonds,  each with an issue  size of at least  $150 million  and a remaining  time to  maturity of one year or more.  As a practical matter, the Bond Index Fund cannot hold each of the 6,500 securities included in the LB Bond Index. It can, however,  substantially replicate the index's profile by holding U.S.
Government obligations and corporate bonds in a similar proportion to the index.

              If the Consolidation is approved, the master-feeder structure of the U.S. Treasury Fund will be dissolved. The dissolution of the master-feeder structure does not require shareholder approval and is expected to occur shortly after the proposed Consolidation.

              The risk factors of investing in the Bond Index Fund are somewhat comparable to those of investing in the U.S. Treasury Fund. However, the Bond
Index Fund will be subject to a greater  degree of credit risk  because the Bond
Index Fund invests a portion of its assets in corporate bonds. For a more detailed comparison of the Funds' risks see "Comparison of Risks."

Comparison of Fees and Expenses

              The following comparison is based on current information for the U.S. Treasury and Bond Index Funds. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses are deducted from Fund assets, which means you pay them indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                                            Bond Index Fund
                                                                                               Pro Forma
                                                        U.S. Treasury      Bond Index    (After Consolidation)
                                                             Fund             Fund

Management Fees                                             0.30%            0.08%               0.08%
Other Expenses                                              0.40%            0.15%               0.15%
                                                            -----            -----               -----

Total Annual Fund Operating Expenses*                       0.70%            0.23%               0.23%
-----------------------------
*    Total annual Fund  operating  expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest.

              Total Annual Fund operating expenses for the Funds are based on amounts incurred during the most recent fiscal year.

              Example of Expenses: The example below is intended to help you compare each Fund's expenses with those of other mutual funds. Actual costs may vary. The example illustrates the expenses you would have incurred on an initial
$10,000 investment in each of the Funds over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Funds' expenses remain constant. The 5% annual return is hypothetical. It does not represent actual or expected performance.

The Funds do not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                                               1 Year           3 Years            5 Years          10 Years
                                               ------           -------            -------          --------
U.S. Treasury Fund                               $72              $224              $390              $871
Bond Index Fund                                  $24              $ 74              $130              $293
Bond   Index   Fund  Pro   Forma   (after        $24              $ 74              $130              $293
consolidation)

Comparison of Investment Objectives, Policies and Restrictions

            The  investment  objective,  policies  and  strategies  of the  U.S.
Treasury Fund are somewhat similar to those of the Bond Index Fund. The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Below is a table comparing the investment objectives and key policies of the Funds.

------------------------------------------------------- -----------------------------------------------------
U.S. Treasury Fund                                      Bond Index Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Objective:  Seeks to achieve a high level of            Objective:  Seeks to approximate as closely as
long-term total return, consisting of capital           practicable, before fees and expenses, the total
appreciation and current income, consistent with        rate of return of the U.S. markets for issued and
reasonable risk.                                        outstanding U.S. and high-grade corporate bonds as
                         measured by the LB Bond Index.

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

In Pursuing its Objective:  The Fund allocates and      In Pursuing its Objective:  The Fund invests
reallocates its investments among the three classes     substantially all of its assets in the LB Bond
of U.S. Treasury debt securities, long-term bonds       Index, which is composed of approximately 6,500
(Treasury obligations with maturities of at least       issues of fixed-income securities, including U.S.
twenty years from their issue date),                    Government securities and investment grade
intermediate-term notes (Treasury obligations with      corporate bonds, each with an issue size of at
maturities between one and ten years from their issue   least $150 million and a remaining maturity of
date) and bonds and short-term bills (Treasury          greater than one year.
obligations with maturities of one year or less from
their issue date).
------------------------------------------------------- -----------------------------------------------------





------------------------------------------------------- -----------------------------------------------------
U.S. Treasury Fund                                      Bond Index Fund
Key Investment Policies:                                Key Investment Policies:
------------------------------------------------------- -----------------------------------------------------

o        The U.S. Treasury Fund invests at least 65%    o        The Bond Index Fund invests at least 65%
         of its total assets in U.S. Treasury                    of its total assets in bonds and
         securities, such as long-term bonds,                    debentures.
         intermediate-term notes and bonds and
         short-term bills.                              o        Securities are selected for investment by
                                                                 the Fund based on a mix of factors, such
o        The U.S. Treasury Allocation Fund uses an               as the relative proportion of such
         investment model to determine the investment            securities in the LB Bond Index, credit
         mix for the Fund (the "Model").                         quality, issue sector, maturity structure,
                                                                 coupon rates and callability.
o        The Model concentrates its analysis on
         maturity classes of U.S. Treasury              o        The Bond Index Fund seeks to come within
         securities, combining:  (i) comprehensive               95% of the total rate of return of the LB
         return data; (ii) statistically predictable             Bond Index, before fees and expenses, in
         variations from expected returns; and                   falling as well as rising markets.
         (iii) information on how varying returns
         correlate.                                     o        BGFA, makes no attempt to apply economic,
                                                                 financial or market analysis when managing
o        When the Model identifies potential gains               the Fund's portfolio.  BGFA selects
         for the Fund, transaction costs help                    securities because they will help the Fund
         determine modifications in the Fund's                   achieve returns corresponding to the LB
         investment allocation.  Barclays Global Fund            Bond Index.
         Advisors ("BGFA"), the Fund's investment
         adviser, decides whether or not the cost of    o        Under normal market conditions, the Bond
         buying and selling securities outweighs the             Index Fund invests at least 90% of its
         potential gains identified by the Model.                total assets in securities representing
                                                                 the LB Bond Index.


------------------------------------------------------- -----------------------------------------------------


            Investments in either the U.S. Treasury Fund or the Bond Index Fund discussed in this Combined Prospectus/Proxy Statement are not bank deposits or obligations of Barclays Global Investors, N.A. ("BGI") or BGFA. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Comparison of Risks

              Debt instruments are subject to credit risk and interest rate risk. Credit risk is the risk that issuers of the debt instruments may default on the payment of principal and/or interest. Interest-rate risk increases if changes in market interest rates adversely affect the value of the debt instruments. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. By investing in corporate bonds, the Bond Index Fund has greater exposure to credit risk than the U.S. Treasury Fund. Both Funds are exposed to interest rate risk.

              Securities that are guaranteed by the U.S. Government, its agencies or instrumentalities, are subject to interest rate risk and the market value of these securities, upon which each Fund's daily NAV is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumetalities where it is not obligated to do so.

              Market risk is the risk that the value of a bond or other security will be reduced by market activity. By investing in corporate bonds, the Bond
Index Fund has greater market risk exposure than the U.S. Treasury Fund. Counter party risk is the risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation. Both Funds invest in repurchase agreements.

              Because the investment objective, policies and strategies of the Funds are somewhat similar, the overall level of investment risk would likewise be somewhat similar as a result of the Consolidation. For a more complete description of the Bond Index Fund's and the U.S. Treasury Fund's investment policies and restrictions, see the Funds' Prospectus and Statement of Additional
Information.

Risks of investing in the Bond Index Fund
?    value of the bonds in which the Fund invests may fall because of a rise in interest rates
? value of  individual  bonds may fall with the decline in a borrower's  real or apparent ability to meet its financial obligations ? prices of bonds may fall in response  to  economic  events  or  trends ? bonds  that the Bond  Index  Fund's investment  adviser  selects may not match the performance of the market index ?
requirements  for cash  balances  may exert a drag on  overall  Bond  Index Fund performance o issuer may be unable to make interest  payments or repay principal on time and the bond could lose all of its value, or be
     renegotiated at a lower interest rate or principal amount
o    no attempt is made to  individually  select  bonds  because  the Bond Index
     Master  Portfolio  is managed by  determining  which  securities  are to be purchased or sold to maintain,  to the extent  feasible,  a  representative sample of securities in the LB Bond Index

Risks of investing in the U.S. Treasury Fund
o        value of Treasury bonds may fall in response to economic events or trends
o        the U.S. Treasury Fund's investment allocation may not perform to expectations
o        requirements for cash balances may exert a drag on overall U.S. Treasury Fund performance

Comparison of Advisory and Other Service Arrangements and Fees

      The Funds have the same service providers. Upon completion of the Consolidation, these service providers will continue to serve the Funds in the capacities indicated below.

                               U.S. Treasury and Bond Index Funds
Investment Adviser             BGFA (to the Master Portfolio)
Distributor                    Stephens Inc. ("Stephens")
Co-Administrators              Stephens, BGI
Custodian                      Investors Bank & Trust Company ("IBT")
Transfer Agent                 IBT
Independent Auditors           KPMG LLP

              Investment Advisory Services. BGFA provides investment advisory services to both Master Portfolios in which each Fund invests. The maximum advisory fee payable by each Master Portfolio is a monthly fee at an annual rate of 0.30% and 0.08% of the U.S. Treasury and Bond Index Master Portfolios' average daily net assets, respectively. BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolios' assets. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45
Fremont Street, San Francisco, California 94105. As of December 31, 1998, BGFA and its affiliates provided investment advisory services for approximately $615 billion of assets.

              Administrative    Services.    Stephens    and    BGI    are   the
co-administrators  for the  Funds.  Stephens  and BGI  provide  the  Funds  with administrative services,  including,  among other things, general supervision of the  Funds'  non-investment  operations,  preparation  of proxy  statements  and shareholder  reports and general  supervision  of data  completion in connection with  preparing  periodic  reports to the Board of Directors and officers of BGI
Funds.  Stephens  and BGI have  agreed to assume all of the  ordinary  operating
expenses  of  the  Funds  (other  than  investment   advisory  fees,   portfolio
transaction  expenses  and  administrative  fees).  For these  services  and the assumption  of expenses,  Stephens and BGI are entitled to a monthly fee, in the aggregate,  at the annual rate of 0.40% and 0.15% of the U.S.  Treasury and Bond
Index Funds' average daily net assets, respectively.

              Distribution and Shareholder Servicing Arrangements. Shares of the
Funds are distributed by Stephens, a full service  broker-dealer,  pursuant to a
Distribution  Agreement.   For  performing  the  services  contemplated  by  the
Distribution Agreement,  Stephens does not receive compensation so long as it is entitled to receive compensation for providing co-administration services to the
Funds.

              The  Directors  of  BGI  Funds  also  have  approved   Shareholder
Servicing  Plans for the Funds (the  "Servicing  Plans")  pursuant to which they have entered into Shareholder Servicing Agreements. For these services, the U.S.
Treasury Fund and Bond Index Fund may pay monthly fees equal to 0.20% and 0.07%, respectively, of the average daily net assets of the Funds represented by shares owned during the period for which  payment is being made by investors  with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount which equals the maximum amount payable to the Shareholder Servicing Agent under applicable  laws,  regulations  or rules,  including  the  Conduct  Rules of the
National Association of Securities Dealers, Inc. (the "NASD") whichever is less.
Stephens  and BGI, as  co-administrators,  have agreed to pay these  shareholder servicing fees out of the fees each receives for co-administration services.

Comparison of Purchase and Redemption Procedures and Other Considerations

Sales Loads: The shares of the U. S Treasury and Bond Index Funds do not have a sales load. There are no sales charges on reinvested distributions for either
Fund.

              Minimum   Investments:   Both  Funds  require  a  minimum  initial
investment amount of $1 million from direct buyers, although the requirement may be waived under certain circumstances. Both Funds typically waive the minimum in connection with retirement, benefit and pension plans.

              Purchases: Both Funds' shares may be purchased by mail, by wire or by phone, directly from the Fund, through a brokerage account with an approved selling or shareholder servicing agent, through certain retirement, benefit and pension plans, or through certain packaged investment products. Both Funds process requests at net asset value on the same day if the request is proper and received before 1 p.m. (Pacific Time) on a business day. Shareholder servicing agents with Approved Bank Accounts may transmit orders for Fund shares on behalf of qualified buyers through the transfer agent.

              Redemptions: Investors may redeem their shares free of charge on any business day by mail or telephone. Redemption proceeds are calculated at the next determined net asset value after a proper request is received, and are remitted generally within seven days. Benefit, pension, retirement and similar plan investors usually have separate established withdrawal procedures. Proceeds may sent by check or credited to a designated account for certain investors.

              Exchanges: The Funds allow investors to exchange shares free of charge between BGI Funds. You can obtain a prospectus of the Fund for which you wish to exchange your shares by calling BGI Funds at 1-888-204-3956. The Funds may limit the number of times you may exchange shares if they believe doing so is in the best interest of other Fund shareholders. They may also modify or terminate this exchange privilege by giving 60 days' written notice.

              Dividends: Both Funds pay monthly dividends from net investment income and distribute capital gains, if any, at least annually. Each Fund allows shareholders to reinvest the dividends in the Fund or receive cash payments.

              Portfolio   Management:   Unlike   traditional   actively  managed
investment  funds,  there is no single  portfolio  manager who makes  investment decisions for the Funds.  Instead, the Bond Index Fund tracks the LB Bond Index, and a team of investment  professionals evaluate  recommendations made by BGFA's mathematical models for the U.S. Treasury Fund.

Comparison of Performance

Total returns
              The bar chart and tables in this section provide some indication of the risks of investing in the Bond Index Fund as compared with investing in the U.S. Treasury Fund by showing the changes in their performance from year to year. The bar charts show the returns for each Fund for each full calendar year since inception. The average annual total return tables compare each Fund's average annual total return with the return of a broad-based index for one and five years, as well as since inception. How the Funds have performed in the past is not necessarily an indication of how the Funds will perform in the future.



              [CHART]



US Treasury Allocation Fund*/Bond Index Fund**
Year-By-Year Returns
*   The U.S. Treasury Fund's year-to-date return as of June 30, 1999 was -0.36%.
**  The Bond Index Fund's year-to-date return as of June 30, 1999 was -2.80%.


The highest quarterly return for the U.S. Treasury Fund since inception is 5.11%
(2nd Q, 1995) and the lowest is -4.63% (1st Q, 1994).

The highest  quarterly  return for the Bond Index Fund since  inception is 6.50%
(2nd Q, 1995) and the lowest is -2.87% (1st Q, 1994).






Average Annual Total Returns
(as of December 31, 1998)

                                                                   ------------ ---------- ---------------------
                                                                       One        Five       Since inception
                                                                      year        years      (July 2, 1993*)
------------------------------------------------------------------ ------------ ---------- ---------------------
------------------------------------------------------------------ ------------ ---------- ---------------------
U.S. Treasury Allocation Fund                                         6.05%       5.04%           5.51%
------------------------------------------------------------------ ------------ ---------- ---------------------
------------------------------------------------------------------ ------------ ---------- ---------------------
Lehman Brothers U.S. Government/Corporate Bond                        8.49%       6.45%           6.28%
   Intermediate Index*
------------------------------------------------------------------ ------------ ---------- ---------------------


------------------------------------------------------------------ ------------ ---------- ---------------------
Bond Index Fund                                                       9.34%       6.98%           6.77%
------------------------------------------------------------------ ------------ ---------- ---------------------
------------------------------------------------------------------ ------------ ---------- ---------------------
Lehman Brothers Government/Corporate                                  9.47%       7.30%           7.19%
   Bond Index*
------------------------------------------------------------------ ------------ ---------- ---------------------
*   Calculated from June 30, 1993.

              Additional information regarding the performance of the Bond Index
Fund is contained in Exhibit B to this Combined Prospectus/Proxy Statement.

--------------------------------------------------------------------------------------------------------------
                               Portfolio Diversification as of June 30, 1999:
------------------------------------------------------- ------------------------------------------------------
U.S. Treasury Fund                                      Bond Index Fund
------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------
U.S. Treasury Bonds                   19%               U.S. Treasury Bonds                  16%
U.S. Treasury Notes                   78%               U.S. Treasury Notes                 34%
U.S. Government Agencies                0%              U.S. Government Agencies            14%
Corporate Bonds                         0%              Corporate Bonds                     31%
Foreign Issuer Bonds                    0%              Foreign Issuer Bonds                  2%
Cash                                    3%              Cash                                  3%
------------------------------------------------------- ------------------------------------------------------

A Discussion of Principal Risk Factors
              In addition to the general risks of investing in the Funds, which are described above, the Funds have similar specific risks.

Derivatives
              A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index.
Index futures contracts are considered derivatives because they derive their value from the prices of the indexes. The floating rate or variable rate bonds that the Funds may purchase are also considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices.

Year 2000 risk
              Most of the services provided to the Funds depend on the smooth functioning of computer systems. Any failure of these systems to adapt to the changes necessary from dates in the year 1999 to the year 2000 could hamper Fund operations and services. The Funds' principal service providers have informed
BGFA that they are working on the changes necessary and they expect their systems to be ready in time. But there can be no assurance of success. Moreover, since the changes will affect virtually every organization, the companies or entities in which the Funds invest could also be negatively affected.

II.   DESCRIPTION OF THE AGREEMENT AND PLAN OF CONSOLIDATION

              The Plan provides that all of the assets of the U.S. Treasury Fund as of the Closing Date will be transferred to the Bond Index Fund, and that the Bond Index Fund will assume all of the liabilities of the U.S. Treasury Fund, in exchange for shares of the Bond Index Fund. The "Closing Date" is expected to be on or about October 29, 1999. A copy of the Plan is attached as Exhibit A to this Combined Prospectus/Proxy Statement.

              Promptly after the Closing Date, the U.S. Treasury Fund will distribute the shares of the Bond Index Fund received to the U.S. Treasury
Fund's  shareholders  of record as of the close of business on the Closing Date.
The shares of the Bond Index Fund that will be issued for distribution to the U.S. Treasury Fund's shareholders will be equal in value to the shares of the U.S. Treasury Fund held as of the Closing Date. BGI Funds will then take all necessary steps to terminate the qualification, registration and classification of the U.S. Treasury Fund. All issued and outstanding shares of the U.S.
Treasury Fund will be cancelled on the U.S. Treasury Fund's books. Shares of the Bond Index Fund will be represented only by book entries; no share certificates will be issued unless expressly requested in writing. Certificates are not issued for fractional shares. All remaining organizational expenses of the U.S.
Treasury Fund will be offset against the original shares of such Fund prior to consolidation.

              The consummation of the proposed Consolidation is subject to the satisfaction of a number of conditions set forth in the Plan, including approval by the shareholders of the U.S. Treasury Fund. The U.S. Treasury Fund may waive certain conditions at any time before or after approval of the Plan by the shareholders. The Plan also may be terminated and the Consolidation abandoned at any time by BGI Funds if any of the conditions precedent to the Closing are not satisfied.

              Shareholders of the U.S. Treasury Fund will have no dissenters' rights or appraisal rights. All shareholders of the U.S. Treasury Fund as of the Closing Date, including those that vote against the approval of the Plan and those that do not vote, will receive shares of the Bond Index Fund if the Consolidation is approved. All shareholders of the U.S. Treasury Fund have the right at any time up to the business day preceding the Closing Date to redeem their shares at net asset value according to the procedures set forth in the U.S. Treasury Fund's Prospectus. In addition, up until the business day preceding the Closing Date, shareholders of the U.S. Treasury Fund may exchange their shares for shares of other funds in the BGI Funds Family of Funds, in accordance with the exchange privilege described in the U.S. Treasury Fund's
Prospectus.

Reasons for the Consolidation and Board Consideration

              The business and affairs of BGI Funds are managed under the direction of its Board of Directors. The Board unanimously voted to approve the Agreement and Plan of Consolidation at a meeting held on April 28, 1999. In considering the proposed Consolidation, the Board members were advised by Fund counsel and counsel to the disinterested directors, as defined under Section
2(a)(19) of the Investment Company Act of 1940 (the "1940 Act"), as to their fiduciary duties under 1940 Act. Specifically, the Board members were advised that, pursuant to Rule 17a-8 under the 1940 Act, they would have to determine that the proposed transaction is in the "best interests" of each Fund's shareholders and that the interests of existing shareholders "will not be diluted as a result of its effecting the transaction."

              After considering various alternatives and relevant factors, the Board, including a majority of the disinterested directors, found, on behalf of the U.S. Treasury Fund, that participation in the Consolidation, as contemplated by the Plan, is in the best interests of the U.S. Treasury Fund and its shareholders and that the interests of the existing shareholders will not be diluted as a result of the Consolidation. They made similar findings on behalf of the Bond Index Fund.

              Alternatives  Considered  by the Board of  Directors.  During  its
deliberations,   the  Board  considered  three   alternatives  to  the  proposed
Consolidation:  (1) continuing  the U.S.  Treasury Fund in its present form; (2)
merging  the U.S.  Treasury  Fund into a  different  fund of BGI Funds;  and (3)
liquidating  the U.S.  Treasury  Fund.  The  Board  determined  that  the  first alternative,  continuing the U.S. Treasury Fund, was not a viable option because of the  relatively  small  size of the U.S.  Treasury  Fund and  because  it has experienced net redemptions with little or no expectation of a material addition of assets in the near future,  and also because it is being  dropped by its most significant plan sponsor as an investment option. The Board dismissed the second alternative after determining that no other BGI Fund resembles the U.S. Treasury
Fund as closely as the Bond Index Fund.  The Board  acknowledged  that the third alternative,  liquidation of the U.S. Treasury Fund, was a feasible  alternative to the Consolidation.  However,  based on the factors discussed below, the Board concluded that, on balance, the Consolidation was a preferable  alternative that would better serve shareholder interests.

              Factors  Considered by the Board of Directors.  As is discussed in greater detail below,  the Board reviewed:  (1) the future viability of the U.S.
Treasury Fund; (2) the investment objective, policies, restrictions and risks of the U.S.  Treasury Fund, their  compatibility  with those of the Bond Index Fund and the relative  performance of the Funds;  (3) the terms and conditions of the
Consolidation,  including those  provisions that were intended to avoid dilution
of  shareholder   interests;   (4)  the  anticipated  tax  consequences  of  the
Consolidation  for  the  U.S.  Treasury  Fund  and  its  shareholders;  (5)  the investment  advisory  and  other  fees  paid  by the  Bond  Index  Fund  and the historical and projected  expense ratios of the Bond Index Fund as compared with those of the U.S.  Treasury  Fund,  as well as the  expected  cost  savings  for shareholders of the U.S. Treasury Fund as a result of the Consolidation; and (6)
the potential  marketing and shareholder  benefits obtained by having a combined fund. The Board also considered the relevant  corresponding factors on behalf of the Bond Index Fund.

(1)                 Future Viability of the U.S. Treasury Fund

              As noted above,  the U.S.  Treasury Fund is of a relatively  small size. As of June 30, 1999, the U.S.  Treasury Fund had approximately $33 million in net assets as  compared  to the Bond Index Fund that had  approximately  $117 million in net assets.  The U.S.  Treasury Fund has  experienced net redemptions with  little or no  expectation  of a  material  addition  of assets in the near future.  Therefore, the Board determined that the U.S. Treasury Fund's continued
viability was in jeopardy.

              In comparing the possible liquidation of the U.S. Treasury Fund with the Consolidation, the Board noted that the Consolidation would trigger some repositioning of the U.S. Treasury Fund's portfolio through the sale of U.S. Treasury securities and the purchase of other fixed-income securities. A liquidation, of course, would involve the sale of 100% of the assets held by the U.S.
Treasury Fund.

              In addition, implicit in the Board's approval of the Consolidation was the fact that shareholders of the U.S. Treasury Fund had determined to invest in the U.S. Treasury Fund so that BGFA, the Funds' investment adviser, would manage fixed income holdings for them. The Consolidation would permit such shareholders to remain so invested. The Board also noted that, if the U.S.
Treasury Fund was liquidated, shareholders desiring to reestablish similar exposure to U.S. Treasury securities in a different fund, would, in all likelihood, have incurred various costs, perhaps even front-end sales loads. The
Board determined that even with the costs of repositioning, it was in the best interests of the U.S. Treasury Fund shareholders to have the U.S. Treasury Fund consolidate into a somewhat similar investment product that would minimize disruption to their investment and be consistent with their desire to have BGFA manage fixed income assets for them. The Consolidation is, of course, subject to U.S. Treasury Fund shareholder approval and shareholders are, of course, free to redeem their shares up to the time of (and indeed any time after) the Consolidation, without paying any redemption fee or deferred sales charge.

(2)      Compatibility of Objectives, Policies, Restrictions and Risks of the Funds

              The Board considered that the investment objectives,  policies and restrictions of the Funds are somewhat similar.  The U.S. Treasury Fund seeks to
provide  a  high  level  of  long-term  total  return,   consisting  of  capital
appreciation  and current income,  consistent  with a reasonable  level of risk, before fees and expenses. The Bond Index Fund seeks to approximate as closely as practicable,  before  fees and  expenses,  the total  rate of return of the U.S.
market for issued and outstanding U.S. government and investment-grade corporate bonds as measured by the LB Bond Index. The U.S.  Treasury Fund invests at least
65% of its total assets in U.S. Treasury  securities.  The Bond Index Fund has a policy of investing  at least 65% of its total  assets in bonds and  debentures, and holds substantial Treasury  securities.  As of June 30, 1999, the Bond Index
Fund held 50% of its total assets in U.S.  Treasury  securities  (other holdings include  government and corporate debt, debt of U.S.  government  agencies and a small amount of foreign  bonds).  In addition,  the Board, on behalf of the Bond
Index Fund shareholders,  considered the positive impact of the Consolidation on its shareholders  through  strengthening  the long-term  viability of a combined fund.

              When evaluating the risks of the U.S. Treasury Fund as compared to the Bond Index Fund, the Board determined that the Consolidation would subject
U.S.  Treasury Fund  shareholders  to a greater  degree of credit risk. The Bond
Index Fund invests a portion of its assets in corporate debt obligations. This additional incremental credit risk, however, is mitigated by the Bond Index
Fund's stated policy of purchasing only investment-grade bonds and past practice of significant exposure to government securities. The Board also considered that income from corporate debt obligations of the Bond Index Fund, unlike income from Treasury securities, may be subject to state and local taxes. As of June
30, 1999, the Bond Index Fund held 31% of its total assets in corporate instruments.

(3)      Terms and Conditions of the Consolidation

              The Plan provides that all of the cash, investments and other assets of the U.S. Treasury Fund will be acquired by the Bond Index Fund in exchange for shares of the Bond Index Fund and the assumption by the Bond Index
Fund of the  liabilities  of the U.S.  Treasury  Fund. At the closing,  the Bond
Index Fund will deliver to the U.S. Treasury Fund Bond Index Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the U.S. Treasury Fund. Following the delivery of the Bond Index Fund's shares to the U.S. Treasury Fund, the Bond Index Fund's shares will be distributed to the shareholders of the U.S. Treasury Fund pro rata in proportion to the number of U.S. Treasury Fund shares owned on the closing date and the U.S. Treasury
Fund will be liquidated and dissolved.

              The terms and conditions of the Consolidation were considered by the Board on behalf of each Fund. The Board also considered that BGI would pay the expenses of the Consolidation out of its portion of the co-administration fees paid by the U.S. Treasury Fund, and that shareholders of the Fund would not incur any additional costs as a result of the consolidation. The Board concluded that U.S. Treasury Fund shareholders would receive equal value in shares of the Bond Index Fund for their shares of the U.S.
Treasury Fund and that no dilution would occur as a result of the Consolidation.

(4)      Tax Considerations

              The Consolidation will not qualify as a "reorganization," within the meaning of Section 368(a) of the Code, and the Funds will each not be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Consolidation.

              It is very  important  to note,  as did the  Board,  that the U.S.
Treasury Fund is sold almost exclusively through retirement plan sponsors to retirement plan investors, and that almost all of the shares issued by the U.S.
Treasury Fund are held in tax-deferred retirement accounts. The Board also noted that, unlike some equity funds that have substantial unrealized appreciation, the U.S. Treasury Fund has little or no unrealized appreciation. The tax consequences of the Consolidation are, therefore, minimal.

(5)      Expense Ratios and Expense Savings

              The Board considered that the investment advisory and other fees paid by the Bond Index Fund, as well as the historical and projected expense ratios of the Bond Index Fund, are less than half of those of the U.S. Treasury
Fund. Specifically, the U.S. Treasury Fund charges a management fee of 30 basis points, as well as another 40 basis points for other expenses. The Board compared this with the Bond Index Fund's management fee of 8 basis points and the 15 basis points charged for other expenses.

              The Board considered that shareholders of the U.S. Treasury Fund would benefit from the Bond Index Fund's significantly lower total expense ratio. The Board also determined that there would not be a significant difference between the cost of a consolidation or a liquidation, since either transaction would require a proxy statement.

(6)      Potential Marketing and Shareholder Benefits

              The Board also considered the marketing and shareholder benefits likely to accrue to shareholders of the combined fund. Specifically, the Board determined that, due to the greater interest expressed by plan sponsors and shareholders for the Bond Index Fund as compared with the U.S. Treasury Fund, the combined Bond Index Fund would benefit from a greater potential for increased asset levels. The Board also considered that shareholders of the U.S.
Treasury Fund will have access to the same features and service providers after the Consolidation as a shareholder of the Bond Index Fund.

              Based upon their evaluation of these factors, and in light of their fiduciary duties under federal and state law, the Boards have determined that the proposed Consolidation is in the best interests of the shareholders of the respective Funds and that the interests of the shareholders of the respective Funds will not be diluted as a result of the Consolidation.

              BGI  Funds'  Board  of  Directors   unanimously   recommends  that
shareholders vote FOR the Plan of Consolidation.

Material Federal Income Tax Consequences

            The applicants intend that the Consolidation will not qualify as a "reorganization," within the meaning of Section 368(a) of the Code, and that the U.S. Treasury Fund and the Bond Index Fund will each not be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Consolidation. Accordingly, the Consolidation is expected to be a taxable event to the U.S. Treasury Fund and its shareholders with the exception of shareholders who hold shares in a tax deferred account. Effectively, for federal income tax purposes, the Consolidation will resemble a transaction in which a shareholder in the U.S. Treasury Fund sold his or her shares and purchased new shares in the Bond Index Fund.

            In anticipation of the Consolidation, the U.S. Treasury Fund expects to sell a substantial portion of its portfolio  securities prior to the Closing.
The proceeds of such sales will be held in temporary  investments  or reinvested in assets  that  qualify to be held by the Bond Index  Fund.  The gain from such sales, if any, will be distributed to the U.S. Treasury Fund's shareholders, and will be  taxable  to  shareholders  whose  shares  are  held in  taxable  (i.e., non-retirement)  accounts.  In addition,  shareholders of the U.S. Treasury Fund whose shares are held in taxable  accounts  generally  will  recognize a gain or loss, for federal income tax purposes, on the difference between the fair market value  of the  Bond  Index  Fund  shares,  as of the  closing,  received  in the
Consolidation  and their  federal  income tax basis in their  shares of the U.S.
Treasury  Fund.  The  federal  income tax basis in shares of the Bond Index Fund received in the exchange by all U.S. Treasury Fund shareholders will be the fair market value of those  shares as of the Closing and the holding  period for such
shares  will  begin  the  day  following  the  Closing.   Consummation   of  the
Consolidation is subject to the condition that BGI Funds receive an opinion from
Morrison & Foerster LLP substantially to the effect that the Consolidation  will have the foregoing federal income tax consequences.

            BGI Funds has not sought a and will not seek ruling from the Internal Revenue Service ("IRS") regarding the federal income tax consequences of the Consolidation. The opinion of counsel described above is not binding on the IRS and does not preclude the IRS from adopting a contrary position.
Shareholders of the U.S. Treasury Fund are urged to consult with their own tax advisors concerning the potential tax consequences to them of the Consolidation, including foreign, state and local income tax consequences.





Capitalization

              The following table shows the capitalization of each Fund as of February 28, 1999, and the pro forma capitalization adjusted to give effect to the Consolidation:


                                                                                                     Bond Index
                                              U.S. Treasury                                           Pro Forma
                                                   Fund                  Bond Index Fund              Combined

Net assets                                       $35,338,195             $126,732,838              $162,071,033
Net asset value per share                        $9.38                   $9.73                     $9.73

Shares outstanding                               3,768,853               13,021,489                16,656,838
Shares authorized                                 300 million              100 million                  400 million

            The Bond Index Fund's financial highlights can be found in its Prospectus, which accompanies and is incorporated by reference into this Combined Prospectus/Proxy Statement. The Bond Index Fund's financial statements are incorporated by reference in the Statement of Additional Information to this Combined Prospectus/Proxy Statement.

III.  INFORMATION ABOUT THE FUNDS

Organization of BGI Funds

BGI Funds is registered as open-end management investment companies under the 1940 Act. BGI Funds currently consists of
11 series of shares.

              BGI Funds is organized as a Maryland Corporation and is subject to the provisions of its respective Articles of Incorporation and By-Laws. BGI
Funds was incorporated on October 15, 1992. Shares of each Fund have a par value of $.001 per share. The Bond Index Fund consists of 500 million shares. Shares of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law. Shares of the Funds have no preemptive rights and have only such conversion and exchange rights as the Board of Directors of BGI Funds may grant in its discretion. When issued for payment as described in their respective prospectuses, each Fund's shares are fully paid and non-assessable.

              Each  share of the U.S.  Treasury  Fund and each share of the Bond
Index Fund represents an equal proportionate interest in the Fund with other shares of the same class. Each share is entitled to cash dividends and distributions earned on such shares as may be declared in the discretion of the Board of Directors. Shares of the Bond Index Fund bear a pro rata portion of all operating expenses paid by the Fund.

Substantial Shareholders

As of June 30, 1999,* the shareholders identified below were known by BGI Funds to own 5% or more of the U.S. Treasury
Fund's outstanding shares in the following capacity:

                                                                                                Percentage
               Name and Address of Shareholder                      Type of Ownership             of Fund

Merrill Lynch Pierce Fenner & Smith                                       Record                  97.49%
Qualified Retirement Plan
265 Davidson Ave., 4th Floor
Somerset, NJ  08873

------------- *As of the close of business on June 30, 1999, the officers and Directors of BGI Funds as a group beneficially owned less than 1% of the outstanding shares of BGI Funds.

              As of June 30, 1999,* the shareholders identified below were known by BGI Funds to own 5% or more of the Bond Index Fund's outstanding shares in the following capacity:

                                                                                                Percentage
               Name and Address of Shareholder                      Type of Ownership             of Fund

Merrill Lynch Pierce Fenner & Smith TTEE                                  Record                  45.99%
Qualified Retirement Plan
265 Davidson Ave., 4th Floor
Somerset, NJ  08873

State Street Bank & Trust Co. TTEE                                        Record                  36.49%
FBO American Bar Association Members
State Street Collective Trust
1 Heritage Drive
North Quincy, MA  02171

Wells Fargo Bank FBO                                                      Record                  11.73%
Business Retirement Programs Omnibus Act
HF HAC 9139-027
P.O. Box 9800
Calabasas, CA  91372


------------
*As of the close of business on June 30, 1999, the officers and Directors of BGI
Funds as a group beneficially owned less than 1% of
the outstanding shares of BGI Funds.

Additional Information

              BGI Funds is subject to certain informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, and in accordance therewith files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the public reference facilities of the SEC at 450 Fifth
Street, N.W., Washington, D.C. 20549, or at the Northeast Regional Office of the
SEC at 7 World Trade Center, Suite 1300, New York, NY 10048. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer
Affairs and Information Services,  Securities and Exchange Commission, 450 Fifth
Street, N.W., Washington, D.C. 20549, at prescribed rates, or on the SEC's website at www.sec.gov.

IV.   VOTING INFORMATION

Approval and Consummation of the Proposed Transaction

              Only shareholders of record at the close of business on August 13,
1999, will be entitled to vote at the Special Meeting.  On that date,  1,855,499
U.S. Treasury Fund shares were outstanding and entitled to be voted. The date of the first mailing of this Combined Prospectus/Proxy Statement to shareholders is approximately September 24, 1999.

            Shareholders holding more than one-third of the outstanding shares of the U.S. Treasury Fund at the close of business on the Record Date will be deemed sufficient to constitute a quorum for the transaction of business at the Special Meeting. Pursuant to Maryland law, the affirmative vote of the holders of a majority of the outstanding voting securities of the U.S. Treasury Fund, is required for approval of the Plan. If the U.S. Treasury Fund's shareholders do not approve the proposed Consolidation, BGI Funds' Board of Directors will consider what other alternatives would be in the shareholders' best interests, including possibly, approving a Plan of Liquidation.

              Any proxy which is properly executed and received in time to be voted at the Special Meeting will be counted in determining whether a quorum is present and will be voted in accordance with the instructions marked thereon. In the absence of any instructions, such proxy will be voted in favor of the Plan.
Any shareholder  giving a proxy may revoke it at any time before it is exercised
(i) by submitting to BGI Funds a written notice of revocation, (ii) by submitting to BGI Funds a subsequently executed proxy, (iii) by attending the Special Meeting and voting in person or (iv) by toll-free telephone call.
Abstentions and "broker non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares as to a particular matter with respect to which the brokers or nominees do not have discretionary power to vote) will not be counted for or against any proxy to which they relate, but will be counted for purposes of determining whether a quorum is present and will be counted as votes present at the Special Meeting. For this reason, abstentions and broker non-votes will have the effect of a vote against the proposal.

            The duly appointed Proxies may, in their discretion,  vote upon such
other  matters  as  properly  may  come  before  the  Special   Meeting  or  any
adjournment(s)  thereof,  including any proposal to adjourn a meeting at which a quorum is present to permit the  continued  solicitation  of proxies in favor of the Consolidation.  Any such adjournment(s) will require the affirmative vote of a  majority  of the shares  present in person or by proxy at the  session of the
Special Meeting to be adjourned.  In case any such adjournment is proposed,  the duly  appointed  Proxies will vote those proxies which they are entitled to vote for the Plan in favor of adjournment, and will vote those proxies required to be voted against the Plan against adjournment.

Solicitation of Proxies and Payment of Expenses

              It is expected that the solicitation of proxies will be primarily by mail. Officers and agents of BGI Funds also may solicit proxies by telephone, telegraph or personal interview. Shareholders may vote by (1) mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) telephone, by calling Shareholder Communications
Corp. ("SCC") toll-free at 1-800-733-8481,  Ext. 435 from 6:00 a.m. to 8:00 p.m.
Pacific time; or (3) telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to SCC at 1-800-733-1885. SCC has been retained by BGI
Funds to assist in both the tabulation and solicitation of proxy votes for the Consolidation.

              The cost of soliciting proxies for the Special Meeting, consisting principally  of printing and mailing  expenses,  together  with the costs of any supplementary  solicitation  and proxy  soliciting  services  provided  by third parties, will be borne by BGI in its capacity as co-administrator.  Shareholders of the U.S. Treasury Fund will not incur any additional  expenses as a result of
the  Consolidation.   Proxies  will  be  solicited  in  the  initial,   and  any
supplemental, solicitation by mail and may be solicited in person, by telephone, telegraph,  telefacsimile  or other  electronic  means by officers of BGI Funds, personnel of BGFA or Stephens, or an agent of BGI Funds, such as SCC.

              As the Special Meeting date approaches, certain shareholders of the U.S. Treasury Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic instructions from shareholders of the U.S. Treasury Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Directors believe that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, the SCC representatives required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the proposal on the proxy card, and ask for the shareholder's instructions on the proposal.

              The SCC representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy
Statement. SCC will record the shareholder's instructions on the card. Within 72 hours, but in any event before the Special Meeting, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation. If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with the Proxy Statement or attend in person.
Should shareholders require additional information regarding the proxy or replacement proxy cards, they may contact SCC toll-free at 1-800-733-8481, Ext.
435.  Shareholders  may give a proxy by  telephone  at any time before 8:00 p.m.
Pacific Time on October 27, 1999. Any proxy given by a shareholder, whether in writing or by telephone, is revocable until voted at the Special Meeting.

MISCELLANEOUS

Other Business

              The Board of Directors of BGI Funds knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, including any proposal to adjourn the meeting to permit the continued solicitation of proxies in favor of the Consolidation, it is their intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Ballot.

Future Shareholder Proposals

              Pursuant to rules adopted by the SEC under the 1934 Act, investors may request inclusion in the Board's proxy statement for shareholder meetings certain proposals for action which they intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in BGI Fund's proxy statement and is subject to limitations under the 1934 Act. Because BGI Funds does not hold regular meetings of shareholders, no anticipated date of the next meeting can be provided.




                                                          i
dc-106734v2

dc-179536
dc-179536
                                    EXHIBIT A








                                     FORM OF
                                  AGREEMENT AND
                              PLAN OF CONSOLIDATION


                                     FOR THE

                          U.S. TREASURY ALLOCATION FUND

                                     AND THE

                                 BOND INDEX FUND

                                       OF

                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.


                                                                [ ], 1999







                                                    12
dc-179536
         This  AGREEMENT  AND PLAN OF  CONSOLIDATION  (the "Plan") is made as of this [___] day of  [_______],  1999 by Barclays  Global  Investors  Funds,  Inc.
("BGIF"), a Maryland corporation,  for itself and on behalf of the U.S. Treasury
Allocation  Fund  ("Treasury  Fund")  and the Bond  Index  Fund  (together,  the
"Funds"), each a portfolio of BGIF.

         WHEREAS, BGIF is an open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment
Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS,   the  Treasury  Fund  pursues  its  investment  objective  by investing  substantially all of its assets in the U.S. Treasury Master Portfolio of Master  Investment  Portfolio  ("MIP")  and the Bond Index Fund  pursues  its investment  objective by investing  substantially  all of its assets in the Bond
Index Master Portfolio of MIP; and

         WHEREAS,  BGIF desires that the assets and  liabilities of the Treasury
Fund as stated  herein,  be conveyed to and be acquired and assumed by, the Bond
Index Fund, in exchange for shares of equal value of the Bond Index Fund which shall thereafter promptly be distributed to the shareholders of the Treasury
Fund  in  connection  with  its  liquidation  as  described  in this  Plan  (the
"Consolidation"); and

         WHEREAS, the parties intend that the Consolidation does not qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue
Code of 1986, as amended (the "Code"), and the Funds will each not be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Consolidation.

         NOW, THEREFORE, in accordance with the terms and conditions described herein, the Funds shall be consolidated as follows:

         1.     Conveyance of Assets of Treasury Fund.

                (a) At the Effective  Time of the  Consolidation,  as defined in
Section 7, all assets of every kind, and all interests, rights, privileges and powers of the Treasury Fund, subject to all liabilities of such Fund, whether accrued, absolute, contingent or otherwise existing as of the Effective Time of the Consolidation, shall be transferred and conveyed by the Treasury Fund to the Bond Index Fund (as set forth below) and shall be accepted and assumed by the Bond Index Fund as more particularly set forth in this Plan, such that at and after the Effective Time of the Consolidation: (i) all assets of the Treasury
Fund shall become and be the assets of the Bond Index Fund; and (ii) all liabilities of the Treasury Fund shall attach to the Bond Index Fund as aforesaid and may thenceforth be enforced against the Bond Index Fund to the same extent as if incurred by it. Notwithstanding the foregoing, the Treasury
Fund  and the Bond  Index  Fund  shall  mutually  agree  upon  liabilities  (the
"Retained Liabilities") as shall be retained by the Treasury Fund and not transferred, accepted or assumed by the Bond Index Fund pursuant to this Subsection 1(a).

                (b) At least  fifteen (15)  business days prior to the Effective
Time of the  Consolidation,  the Treasury Fund shall provide the Bond Index Fund with a schedule of its  securities  and other  assets and its known  liabilities
(the "Asset List"). The Bond Index Fund will simultaneously provide the Treasury
Fund with a copy of the current investment  objective and policies applicable to the Bond Index Fund.  The  Treasury  Fund  reserves the right to sell any of the securities  or other assets  shown on the list Assets List of the Treasury  Fund prior to the Effective Time of the Consolidation but will not, without the prior approval of the Bond Index Fund,  acquire any additional  securities  other than securities which the Bond Index Fund is permitted to purchase in accordance with its stated  investment  objective and policies.  At least ten (10) business days prior to the  Effective  Time of the  Consolidation,  the Bond  Index  Fund will advise the Treasury  Fund of any  investments  of the Treasury Fund shown on the
Assets List which the Bond Index Fund would not be permitted  to hold,  pursuant to its stated investment objective and policies or otherwise.  In the event that the Treasury  Fund holds any  investments  that the Bond Index Fund would not be permitted  to hold  under its  stated  investment  objective  or  policies,  the
Treasury  Fund,  if  requested  by the Bond  Index  Fund,  will  dispose of such securities  prior  to the  Effective  Time of the  Consolidation  to the  extent practicable.  In  addition,  if it is  determined  that  the  portfolios  of the
Treasury  Fund  and  the  Bond  Index  Fund,  when  aggregated,   would  contain
investments  exceeding  certain  percentage  limitations to which the Bond Index
Fund is or will be subject with respect to such investments,  the Treasury Fund, if  requested  by the Bond  Index  Fund,  will  dispose  of  and/or  reinvest  a sufficient  amount of such  investments  as may be necessary to avoid  violating such limitations as of the Effective Time of the Consolidation.

                (c) The Treasury Fund will endeavor to discharge all of its known liabilities and obligations prior to the targeted closing date of the Consolidation, on or about October 29, 1999 (the "Closing Date").

                (d) Without limiting the generality of the foregoing, it is understood that the Treasury Fund assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by the Treasury Fund, and any deferred or prepaid expenses shown as an asset on the Treasury Fund's books, at the Effective Time of the Consolidation, and all goodwill, all other intangible property and all books and records belonging to the Treasury Fund.

                (e) The Treasury Fund assets shall be transferred and conveyed to the Bond Index Fund, as set forth below:

                      (1) In exchange for the transfer of the Treasury Fund assets, the Bond Index Fund shall simultaneously issue to the Treasury
         Fund at the Effective Time of the Consolidation full and fractional shares of Common Stock in the Bond Index Fund having an aggregate net asset value equal to the net value of the Treasury Fund assets so conveyed, all determined and adjusted as provided in this Section 1. In particular, the Bond Index Fund shall deliver to the Treasury Fund the number of shares, including fractional shares, determined by dividing the value of the assets of the Treasury Fund that are so conveyed and are attributable to the Bond Index Fund's shares, computed in the manner and as of the time and date set forth in this Section, by the net asset value of one Bond Index Fund share that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Section.

                      (2) The net asset value of shares to be delivered by the Bond Index Fund, and the net value of the Treasury Fund assets minus liabilities to be conveyed by the Treasury Fund, shall, in each case, be determined as of the Valuation Time specified in Section 3. The net asset value of shares of the Bond Index Fund shall be computed in the manner set forth in the Bond Index Fund's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act"). In determining the value of the securities transferred by the Treasury Fund to the Bond Index Fund, each security shall be priced in accordance with the pricing policies and procedures of the Bond Index Fund as described in its then current prospectus.

         2.  Liquidation  of  Treasury  Fund.  At  the  Effective  Time  of  the
Consolidation, the Treasury Fund shall make a liquidating distribution to its shareholders as follows: Shareholders of record of the Treasury Fund shall be credited with full and fractional shares of common stock that is issued by the Bond Index Fund in connection with the Consolidation with respect to the shares that are held of record by the shareholder. In addition, each shareholder of record of the Treasury Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the Effective Time of the Consolidation with respect to the shares of the Treasury Fund that are held by the shareholder at the Effective Time of the Consolidation. BGIF shall record on its books the ownership of the respective Bond Index Fund shares by the shareholders of record of the Treasury Fund (the "Transferor Record Holders").
All of the issued and  outstanding  shares of the Treasury Fund at the Effective
Time of the Consolidation shall be redeemed and canceled on the books of BGIF at such time. After the Effective Time of the Consolidation, BGIF shall wind up the affairs of the Treasury Fund and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Treasury Fund, and also shall take all other steps as are necessary and proper to effect the termination or declassification of the Treasury Fund in accordance with the laws of the State of Maryland and other applicable requirements. In conjunction with the foregoing, the Treasury Fund, prior to the winding up of its affairs, shall utilize any Cash Transfer made pursuant to Subsection 1(e)(1) to repay any and all Retained Liabilities.

         3.  Valuation  Time.  The Valuation  Time for the Treasury Fund and the
Bond Index Fund shall be a mutually agreed upon time on [___________], or such earlier or later date as may be determined by BGIF's duly authorized officers.

         4. Certain Representations, Warranties and Agreements of BGIF. BGIF, for itself and, where appropriate, on behalf of the Funds, represents and warrants to the following, such representations, warranties and agreements being made on behalf of each Fund on a several (and not joint, or joint and several) basis:

                (a) BGIF is a Maryland corporation duly created pursuant to its Articles of Incorporation for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of the State of Maryland.
                      BGIF is registered as an open-end management investment company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect.

                (b)   BGIF has the power to own all of its properties and assets and to consummate the  transactions  contemplated  herein,
                      and  has  all   necessary   federal,   state   and   local
                      authorizations  to  carry  on its  business  as now  being conducted and to consummate the transactions  contemplated by this Plan.

               (c)  The  execution  and  delivery  of the Plan  have  been  duly authorized  by the Board of Directors of BGIF,  and executed and delivered by the duly  authorized  officers of BGIF, and represents  a valid and  binding  contract,  enforceable  in accordance  with its  terms,  subject as to  enforcement  to
                    bankruptcy,   insolvency,    reorganization,    arrangement,
                    moratorium  and other similar laws of general  applicability relating to or  affecting  creditors'  rights and to general equity  principles.  The execution and delivery of this Plan
                    does  not,  and  the   consummation   of  the   transactions
                    contemplated by this Plan will not,  violate BGIF'S Restated
                    Articles  of   Incorporation  or  By-Laws  or  any  material
                    agreement,  obligation, decree or arrangement to which it is a party or by which it is bound.  No other action by BGIF is necessary to authorize its officers to effectuate  this Plan and the transactions contemplated herein.

                (d) BGIF has qualified, and will continue to qualify, as a regulated investment company under Part I of Subchapter M of the Code, and with respect to the Funds as operating prior to the Effective Time of the Consolidation, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

                (e) BGIF has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

                (f)   The Form N-14 Registration Statement and the Consolidation
                      Proxy Materials, from their effective and clearance dates with the SEC, through the time of the shareholders meeting referred to in Section 7 and at the Effective Time of the Consolidation, insofar as they relate to BGIF (i) shall comply in all material respects with the provisions of the 1933 Act, the Exchange Act of 1934 and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (g)   The  shares  of the  Bond  Index  Fund  to be  issued  and delivered  to the  Treasury  Fund for the  account  of the shareholders  of the Treasury Fund,  pursuant to the terms
                      hereof,   shall  have  been  duly  authorized  as  of  the
                      Effective  Time of the  Consolidation  and, when so issued and  delivered,  shall be duly and validly  issued,  fully paid and  non-assessable,  and no  shareholder of the Bond
                      Index Fund shall have any preemptive right of subscription or purchase in respect thereto.

                (h)   All of the issued and outstanding shares of the Bond Index
                      Fund have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

                (i)   BGIF shall  operate its  business in the  ordinary  course between  the date  hereof  and the  Effective  Time of the
                      Consolidation.  It is understood that such ordinary course of business  will include the  declaration  and payment of
                      customary   dividends  and  distributions  and  any  other
                      dividends    and    distributions     deemed    advisable.
                      Notwithstanding  anything herein to the contrary, BGIF may take all appropriate action necessary in order for BGIF to receive the opinion provided for in Sections 8(b).

                (j)   At the Effective Time of the  Consolidation,  the Treasury
                      Fund will have good and marketable title to its assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

         5. Shareholder Action. As soon as practicable after the effective date of the N-14 Registration Statement and SEC clearance of the proxy solicitation materials referred to in Section 7, but in any event prior to the Effective Time of the Consolidation and as a condition thereto, the Board of Directors of BGIF shall call, and BGIF shall hold, meeting(s) of the shareholders of the Treasury
Fund for the purpose of considering and voting upon:

                (a)   approval of this Plan and the transactions contemplated hereby; and

                (b) such other matters as may be determined by the Board of Directors of BGIF.

         6. Regulatory Filings. BGIF shall file a post-effective  amendment (the
"N-1A  Post-Effective  Amendment")  to its  registration  statement on Form N-1A
(File Nos. 33-54126; 811-7332) with the SEC, and the appropriate state securities commissions, as promptly as practicable so that the shares of the Bond Index Fund required to complete the Consolidation are registered under the 1933 Act, 1940 Act and applicable state securities laws. In addition, BGIF shall file an N-14 Registration Statement, which shall include the Consolidation Proxy
Materials, with the SEC, and with the appropriate state securities commissions, in connection with the Treasury Fund shareholder approval referenced in Section
5 as promptly as practicable.

         7. Effective Time of the Consolidation. Delivery of the Treasury Fund assets and the shares of the Bond Index Fund to be issued pursuant to Section 1 and the liquidation of the Treasury Fund pursuant to Section 2 shall occur on the day following the Valuation Time, whether or not such day is a business day, or on such other date, and at such place and time and date, as may be agreed to by each of the parties. The date and time at which such actions are taken are referred to herein as the "Effective Time of the Consolidation." To the extent any Treasury Fund assets are, for any reason, not transferred at the Effective
Time of the Consolidation, BGIF shall cause such Treasury Fund assets to be transferred in accordance with this Plan at the earliest practicable date thereafter.

         8. Conditions to BGIF's Obligations. The obligations of BGIF hereunder shall be subject to the following conditions precedent:

                (a) BGIF shall have received a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, dated as of the Effective Time of the Consolidation, to the effect that its representations and warranties made in this Plan are true and correct at and as of the Effective Time of the Consolidation, except as they may be affected by the transactions contemplated by this Plan.


               (b)  BGIF shall have  received  an opinion of Morrison & Foerster
                    LLP,  counsel to BGIF, in form  reasonably  satisfactory  to
                    BGIF and  dated  the  Effective  Time of the  Consolidation, substantially  to the  effect  that (i)  BGIF is a  Maryland corporation  duly established and validly existing under the laws of the State of Maryland;  (ii) this Plan has been duly authorized,  executed  and  delivered  by  BGIF;  (iii)  the execution  and  delivery  of  this  Plan  did  not,  and the consummation of the  transactions  contemplated by this Plan will not, violate the Restated  Articles of Incorporation or
                    By-Laws  of  BGIF or any  material  contract  known  to such counsel  to which  BGIF is a party or by which it is  bound.
                    Such opinion may rely on the opinion of other counsel to the extent  set  forth  in such  opinion,  provided  such  other counsel is reasonably acceptable to BGIF; (iv) the shares of the Bond Index Fund to be delivered to the Treasury  Fund as provided  for by this  Plan  are  duly  authorized  and upon
                    delivery   will  be   validly   issued,   fully   paid   and
                    non-assessible  by  BGIF;  and  (v)  no  consent,  approval,
                    authorization,   or  order  of  any  court  or  governmental
                    authority  is required for the  consummation  by BGIF of the transaction  contemplated by this Plan,  except such as have been  obtained  under the 1933 Act,  the 1934 Act,  the 1940
                    Act, the rules and regulations  under those Acts and such as may be required by state  securities  laws or such as may be
                    required   subsequent   to  the   Effective   Time   of  the
                    Consolidation. Such opinion may rely on the opinion of other counsel to the extent  set forth in such  opinion,  provided such other counsel is reasonably acceptable to BGIF.

                (c)   The  Treasury  Fund assets to be  transferred  to the Bond
                      Index Fund under this Plan shall include no assets which the Bond Index Fund may not properly acquire pursuant to its investment limitations or objectives or may not otherwise lawfully acquire.

                (d) The Board of Directors of BGIF, including a majority of the "non-interested" Directors shall have determined that the Consolidation is in the best interest of each Fund and that the shares of existing shareholders of each Fund would not be diluted as a result of the Consolidation.

                (e)   The   N-1A   Post-Effective   Amendment   and   the   N-14
                      Registration  Statement shall have become  effective under
                      the  1933   Act  and  no  stop   order   suspending   such
                      effectiveness  shall  have  been  instituted  or,  to  the knowledge of BGIF, contemplated by the SEC and the parties shall have  received all permits and other  authorizations necessary  under state  securities  laws to consummate the transactions contemplated by this Plan.

                (f)   No action, suit or other proceeding shall be threatened or pending before any court or  governmental  agency in which it is sought to restrain or prohibit or obtain  damages or
                      other  relief  in   connection   with  this  Plan  or  the
                      transactions contemplated herein.

                (g) Prior to the Valuation Time, the Treasury Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any, for the taxable periods or years ending [_____________] and for the taxable periods from said date to and including the Effective Time of the Consolidation (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ending [____________], and in the taxable periods from said date to and including the Effective Time of the Consolidation.

                (h)   BGIF shall have  performed  and  complied in all  material
                      respects  with  each  of  its   agreements  and  covenants
                      required by this Plan to be performed or complied  with by it prior  to or at the  Valuation  Time and the  Effective
                      Time of the Consolidation.

                (i) BGIF shall have received a duly executed instrument whereby the Bond Index Fund assumes all of the liabilities of the Treasury Fund (except in respect of the Retained
                      Liabilities to be retained by the Treasury Fund and not transferred, accepted or assumed by the Bond Index Fund pursuant to Subsection 1(a)).

               (j)  BGIF shall have received a letter from KPMG LLP addressed to
                    BGIF and MIP in a form reasonably  satisfactory to them, and dated the Effective Time of the Consolidation, to the effect that on the basis of  limited  procedures  agreed to by BGIF and  described  in such  letter (but not an  examination  in accordance with generally accepted auditing standards):  (i)
                    the data used in the pro forma adjustment and calculation of the  current  and pro  forma  expense  ratios  of the  Funds
                    appearing   in   the   N-14   Registration   Statement   and
                    Consolidation   Proxy   Materials   agree  with   underlying
                    accounting  records of the BGIF Fund or to written estimates provided  by  officers  of BGIF  having  responsibility  for financial  and  reporting  matters  and  were  found  to  be mathematically  correct, and (ii) the calculation of the net value of the Treasury Fund assets and the net asset value of the Bond Index Fund shares, in each case as of the Valuation
                    Time, was determined in accordance with the pricing policies and  procedures  of BGIF as  described  in its then  current prospectus.

         9. Further Assurances. Subject to the terms and conditions herein provided, BGIF shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Plan and under applicable law to consummate and make effective the transactions contemplated by this Plan, including without limitation, delivering and/or causing to be delivered each of the items required under this Plan as a condition to such obligations hereunder.

         10. Survival of Representations and Warranties. The representations and warranties of BGIF set forth in this Plan shall survive the delivery of the Treasury Fund assets to the Bond Index Fund and the issuance of the shares of the Bond Index Fund at the Effective Time of the Consolidation.

         11. Termination of Plan. This Plan may be terminated by BGIF at, or at any time prior to, the Effective Time of the Consolidation, by a majority vote of its Board of Directors/Trustees if the conditions set forth in Section 8 are not satisfied as specified in said section.

         12. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Maryland.

         13.    Brokerage Fees and Expenses

                (a) BGIF, for itself and on behalf of the Funds, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

                (b) Except as may be  otherwise  provided  herein,  the Treasury
Fund shall be liable for its expenses  incurred in connection with entering into and carrying out the  provisions of this Plan,  whether or not the  transactions contemplated  hereby are consummated.  The expenses payable by the Treasury Fund hereunder  are not  limited to, but shall  include (i) fees and  expenses of its counsel and independent  auditors incurred in connection with the Consolidation;
(ii)  expenses  associated  with  printing  and  mailing  the   Prospectus/Proxy
Statement and soliciting  proxies in connection with the meeting of shareholders of the Treasury Fund;  (iii) all fees and expenses related to the liquidation of the Treasury Fund; (iv) fees and expenses of the Treasury  Fund's  custodian and transfer  agent(s)  incurred in connection with the  Consolidation;  and (v) any special  pricing fees  associated  with the  valuation  of the  Treasury  Fund's portfolio on the Applicable  Valuation  Date.  The expenses  payable by the Bond
Index Fund  hereunder  shall  include  (i) fees and  expenses of its counsel and independent  auditors  incurred  in  connection  with  the  Consolidation;  (ii)
expenses  associated  with preparing this Agreement and preparing and filing the
Registration Statement under the 1933 Act covering the Bond Index Fund Shares to be issued in the  Consolidation;  (iii)  registration or qualification  fees and expenses of  preparing  and filing such forms,  if any, as are  necessary  under applicable  state  securities  laws to qualify  the Bond Index Fund shares to be issued in connection with the  Consolidation;  (iv) any fees and expenses of the
Bond Index Fund's  custodian and transfer  agent(s)  incurred in connection with the  Consolidation;  and  (v) any  special  pricing  fees  associated  with  the valuation of the Bond Index Fund's portfolio on the applicable Valuation Date.





         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

                                                     BARCLAYS GLOBAL INVESTORS
                          FUNDS, INC., on behalf of the
                          U.S. Treasury Allocation Fund
ATTEST:

                                                     By:
R. Greg Feltus                                             Richard H. Blank, Jr.
President                                                  Chief Operating Officer
                             Secretary and Treasurer


                                                     BARCLAYS GLOBAL INVESTORS
                          FUNDS, INC., on behalf of the
                                                     Bond Index Fund
ATTEST:

                                                     By:
R. Greg Feltus                                             Richard H. Blank, Jr.
President                                                  Chief Operating Officer,
                             Secretary and Treasurer





                                    EXHIBIT B


         This Exhibit reproduces in its entirety the discussion of Fund performance for shares from the Bond Index Fund's February 28, 1999, Annual
Report. The discussion reviews some of the factors that affected the Fund's performance during this fiscal year and shows the performance of the Fund for various periods. The discussion has not been updated to reflect events occurring after February 28, 1999.

Bond Index Fund

         The BGI Funds Bond Index Fund (the "Fund") seeks to approximate as closely as practicable before fees and expenses the total rate of return of the U.S. markets for issued and outstanding U.S. and high-grade corporate bonds as measured by the Lehman Brothers Government/Corporate Bond Index ("LB Bond
Index").

Performance Summary

                                                                                            Average Annual
PERFORMANCE AS OF 2/28/99                                                                     Total Return
----------------------------------------------- --------------------------------------- -------------------
                                                                              One Year               6.24%
                                                                             Five Year               6.76%
                                                 Since Inception Date (7/2/93-2/28/99)               6.21%

Average and total return represents the Bond Index Fund's average annual increase in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset  value," or NAV, is the market value of one share of a fund.
The Bond Index Fund's NAV  remained the same at $9.73 on February 28, 1998,  and
February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately
$0.60 per share during this period. Of course, past performance is no guarantee of future results.

The Bond Index Fund tracks the Lehman Brothers  Government/Corporate Bond Index.
For the fiscal year that ended February 28, 1999, the Fund returned 6.24%, while the index returned 6.35% for the same period. The Fund's performance lagged slightly behind the performance of the index because administrative and management fees are deducted from the total return, and because a small percentage of the Fund's assets are invested in low-risk, low-return money market securities used to process transactions.

The Fund invests in the same proportions of the same securities that comprise the index it tracks. At the close of the fiscal year, the Fund had invested 54%
of its assets in U.S. Treasury bonds, 33% in long-term corporate bonds, and 13% in U.S. agency securities.

The bond  market  fluctuated  dramatically  during the last  fiscal  year due to
investors'   uncertainty  about  the  strength  of  the  U.S.  economy  and  the devaluation  of the Russian  ruble.  Economic and  political  turmoil in foreign markets such as Brazil and Southeast Asia also  contributed to the bond market's volatility.

During the  second  quarter of the  fiscal  year,  the Bond Index Fund  returned
2.73%. When Japan's economy started to weaken and riots erupted in Indonesia, bond investors looks to the U.S. market for safety and stability. The Bond Index
Fund benefited from having more than half of its assets in U.S. Treasury securities, which performed better than other fixed-income securities. Although a strong economy can lead to increased inflation, which in turn can cause bond prices to drop, the bond market rallied as reports showed inflation remained at historically low levels in the U.S.

Interest  rates  dropped  dramatically  in the third quarter of the fiscal year, partially in response to Russia's  devaluation of its currency and concerns that
Brazil  would  default on its debt.  These events  created a renewed  demand for high-quality U.S. investments. Even though the U.S. economy did not appear to be slowing down, the Federal Reserve Board reduced  short-term  interest rates from
5.5% to 5.25% to reassure  investors that uncertainty in  international  markets would not affect the U.S.  economy.  The bond market  rallied and the Bond Index
Fund   returned   5.05%  for  the  third   quarter  of  the  fiscal  year.   The
U.S.-government  securities and  high-quality  corporate bonds in which the Fund was invested contributed to its strong performance during this period.

In the fourth quarter of the fiscal year, investors became more confident that foreign markets were beginning to stabilize. This increased confidence lessened the demand for safer, more secure investments, which resulted in lower returns on bond investments. Despite the Federal Reserve Board's lowering interest rates to 4.75%, U.S. Treasury security rates rose and the Bond Index Fund returned only .07% for the quarter.

The first two months of 1999  resulted  in  negative  returns  for  bondholders.
Inflation remained at record lows, the U.S. economy showed no signs of slowing down after last year's foreign-market shocks, and some investors were concerned that the Federal Reserve Board would raise interest rates in the immediate future. The potential for interest rate hikes and the decreased demand for U.S.
Treasury market securities from international investors caused interest rates on these securities to rise in January and February 1999. In fact, February was the worst month for the performance of U.S. Treasury bonds since 1981. The Bond
Index Fund returned -- 1.89% for the first two months of 1999.

The accompanying chart compares the performance of the BGI Funds Bond Index Fund shares since inception with the Lehman Brothers Government/Corporate Bond Index.
The chart assumes a hypothetical $10,000 initial investment, reflects all operating expenses. The Lehman Brothers Government/Corporate Bond Index is composed of approximately 6,500 issues of fixed-income securities, including
U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $150 million and a remaining maturity of greater than one year. The Fund is a professionally managed mutual fund. The index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.


                           [CHART]


The Bond Index Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the
Master Portfolio.







                                                    10
dc-179536

                       Statement of Additional Information
                            Dated September 21, 1999

                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                        (formerly MasterWorks Funds Inc.)

                                111 Center Street
                           Little Rock, Arkansas 72201
                            Telephone: 1-888-204-3956


                October 25, 1999 Special Meeting of Shareholders of the U.S. Treasury Allocation Fund of Barclays Global Investor Funds, Inc.

                  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated the date hereof, for the Special Meeting of Shareholders of U.S. Treasury
Allocation  Fund  to be  held  on  October  25,  1999.  Copies  of the  Combined
Prospectus/Proxy  Statement  may be  obtained at no charge by writing or calling
Barclays Global Investors Funds, Inc. ("BGI Funds") at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

                             Incorporation of Documents by Reference in Statement of Additional Information

                  Further information about the U.S. Treasury Allocation Fund and Bond Index Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the U.S. Treasury Allocation and Bond
Index Fund, dated July 1, 1999.

                  The  audited  financial   statements  and  related  Report  of
Independent  Accountants  for the  year  ended  February  28,  1999 for the U.S.
Treasury  Allocation  Fund  and  Bond  Index  Fund are  incorporated  herein  by reference.  No other  parts of the  annual  report  is  incorporated  herein  by reference.






                                Table of Contents


General Information...........................................................................................     3
Introductory Note to Pro Forma Financial Information..........................................................     4






                               General Information

 .........  The Consolidation  contemplates the transfer of all of the assets and liabilities  of the U.S.  Treasury  Allocation  Fund to the Bond  Index  Fund in
exchange for shares of the Bond Index Fund.

         The shares issued by the Bond Index Fund will have an aggregate value equal to the aggregate value of the shares of the U.S. Treasury Allocation Fund that were outstanding immediately before the Closing.

         After the  transfer of their  assets and  liabilities  in exchange  for shares of the Bond Index Fund, BGI Funds will  distribute the shares of the Bond
Index Fund to the U.S.  Treasury  Allocation Fund shareholders in liquidation of that Fund. Each shareholder  owning shares of the U.S. Treasury  Allocation Fund at the Closing will receive shares of the of the Bond Index Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the  Closing  on shares of the U.S.  Treasury  Allocation  Fund.  BGI Funds will establish an account for each former shareholder of the U.S. Treasury Allocation
Fund reflecting the appropriate  number of Bond Index Fund shares distributed to the shareholder.  These accounts will be substantially identical to the accounts
maintained  by  BGI  Funds  for  each   shareholder.   Upon  completion  of  the
consolidation with respect to the U.S. Treasury Allocation Fund, all outstanding shares of that Fund will have been redeemed and cancelled in exchange for shares of the Bond Index Fund distributed.

         For  further  information  about  the  transaction,  see  the  Combined
Prospectus/Proxy Statement.






Introductory Note to Pro Forma Financial Information

 .........  The  following  unaudited pro forma  information  gives effect to the proposed transfer of the assets and liabilities of the U.S. Treasury  Allocation
Fund to the Bond Index Fund, accounted for as if the transfer had occurred as of
February  28, 1999.  In  addition,  the pro forma  combined  statement  has been prepared  based upon the  proposed fee and expense  structure  of the  surviving combined Fund (i.e., Bond Index Fund).

 ......... The pro forma financial information should be read in conjunction with the  historical  financial  statements  and notes  thereto of the U.S.  Treasury
Allocation Fund and Bond Index Fund included or incorporated herein by reference in this Statement of Additional Information.  The combination of such Funds will be accounted for as a taxable consolidation.



Barclays Global Investors Funds, Inc.
Pro Forma Portfolio of Investments for Bond Index Fund and U. S.  Treasury Allocation Fund
Pro Forma 2/28/99 (unaudited)
              U.S.                     Bond
  Bond Index  Treasury                 Index Fund
  Fund        Fund       Pro Forma     Pro Forma
  Shares/     Shares/    Adjustment    Shares/                                 Interest  Maturity     Market
  Value       Value      (b)           Value      Description                  Rate      Date         Value

  ---------------------------------------------------------------------------- ---------------------------------
                                                  AEROSPACE & DEFENSE-0.23%
  1,000,000                            1,000,000  Lockheed Martin Corp          6.85%   5/15/2001    $1,020,841     0.63%
                                                                                                    ------------

                                                  AUTO PARTS & EQUIPMENT-0.23%
  1,000,000                            1,000,000  Goodyear Tire & Rubber Co     6.63%   12/1/2006    $1,016,725     0.63%
                                                                                                    ------------

                                                  AUTOMOBILES-2.04%
  3,500,000                            3,500,000  Chrysler Corp                 7.45%    3/1/2027    $3,854,197
    500,000                              500,000  Ford Motor Co                  8.88    4/1/2006       574,423
  4,500,000                            4,500,000  General Motors                  5.8    4/9/2001     4,497,939
                                                                                                    ------------
                                                                                                     $8,926,559     5.50%
                                                                                                    ------------
                                                  BANK & FINANCE-10.77%
    500,000                              500,000  ABN Amro Bank NV              7.30%   12/1/2026      $487,367
    500,000                              500,000  African Development Bank       7.75  12/15/2001       526,158
  1,000,000                            1,000,000  American General Finance       5.88    7/1/2000     1,002,148
  1,000,000                            1,000,000  Associates Corp NA             6.95   11/1/2018     1,030,566
  2,500,000                            2,500,000  Associates Corp NA             6.25   11/1/2008     2,496,400
  1,000,000                            1,000,000  Bank Of New York Co             6.5   12/1/2003     1,016,017
  1,000,000                            1,000,000  BankAmerica Corp               6.25    4/1/2008       993,326
  1,000,000                            1,000,000  CIT Group Holdings             6.63   6/15/2005     1,024,901
  1,000,000                            1,000,000  Citigroup Inc                  7.88   5/15/2025     1,096,128
  1,000,000                            1,000,000  Commercial Credit Corp          8.7   6/15/2010     1,159,789
  1,000,000                            1,000,000  Diageo PLC                     6.13   8/15/2005       999,590
  1,000,000                            1,000,000  Dresdner Bank AG               6.63   9/15/2005     1,012,754
  2,000,000                            2,000,000  Duke Energy Corp                  6   12/1/2028     1,842,340
  1,285,000                            1,285,000  Financing Corp                  9.8    4/6/2018     1,815,501
  2,000,000                            2,000,000  First Union Capital Corp       8.04   12/1/2026     2,132,048
    500,000                              500,000  First Union Corp               6.63   7/15/2005       509,332
  5,400,000                            5,400,000  Ford Motor Credit Co            6.5   2/28/2002     5,473,240
  1,000,000                            1,000,000  General Motors Acceptance      7.12    5/1/2003     1,036,619
                                                  Corp
  1,000,000                            1,000,000  Household Finance Corp          6.7   6/15/2002     1,022,044
  4,000,000                            4,000,000  Houston Lighting & Power Co     6.5   4/21/2003     4,046,232
    450,000                              450,000  Interamerica Development        8.5   3/15/2011       544,559
                                                  Bank
    200,000                              200,000  Interamerica Development        8.4    9/1/2009       236,824
                                                  Bank
  3,500,000                            3,500,000  KFW International Finance      7.63   2/15/2004     3,788,302
    250,000                              250,000  KFW International Finance         8   2/15/2010       292,757
                                                  Inc
    500,000                              500,000  Lehman Brothers Inc            9.88  10/15/2000       524,357
  1,000,000                            1,000,000  Mellon Capital II              7.99   1/15/2027     1,064,589
  3,000,000                            3,000,000  Mellon Financial                  6    3/1/2004     2,977,647
  1,000,000                            1,000,000  Merrill Lynch & Co Inc         6.38  10/15/2008       992,643
    500,000                              500,000  Skandinaviska Enskilda         6.88   2/15/2009       507,669
  1,500,000                            1,500,000  U.S. West Capital Funding      6.88   7/15/2028     1,527,588
                                                  Inc
  4,000,000                            4,000,000  Westdeutsche NY                6.05   1/15/2009     3,903,004
                                                                                                    ------------
                                                                                                    $47,082,439    29.01%
                                                                                                    ------------
                                                  BEVERAGES-0.68%
  1,500,000                            1,500,000  Anheuser Busch                9.00%   12/1/2009    $1,856,070
  1,000,000                            1,000,000  Coca-Cola Enterprises             8   9/15/2022     1,136,569
                                                                                                    ------------
                                                                                                     $2,992,639     1.84%
                                                                                                    ------------
                                                  BROADCASTING-2.11%
  2,000,000                            2,000,000  Comcast Cable                 8.38%    5/1/2007    $2,251,298
                                                  Communications
  1,000,000                            1,000,000  TCI Communications Inc         7.12   2/15/2028     1,055,964
  2,000,000                            2,000,000  Time Warner Inc                9.63    5/1/2002     2,207,308
  3,500,000                            3,500,000  Viacom Inc                     7.75    6/1/2005     3,727,129
                                                                                                    ------------
                                                                                                     $9,241,699     5.69%
                                                                                                    ------------
                                                  CHEMICALS-0.36%
  1,000,000                            1,000,000  American Home Product         6.50%  10/15/2002    $1,022,342
    500,000                              500,000  Dow Chemical Co                8.62    4/1/2006       560,080
                                                                                                    ------------
                                                                                                     $1,582,422     0.97%
                                                                                                    ------------
                                                  ELECTRONICS-1.10%
  1,000,000                            1,000,000  Raytheon Co                   7.38%   7/15/2025      $998,736
  3,800,000                            3,800,000  Raytheon Co                    5.95   3/15/2001     3,813,042
                                                                                                    ------------
                                                                                                     $4,811,778     2.96%
                                                                                                    ------------
                                                  ENERGY & RELATED-0.23%
  1,000,000                            1,000,000  Phillips 66 Capital Trust     8.00%   1/15/1937    $1,015,358     0.63%
                                                  II
                                                                                                    ------------

                                                  ENTERTAINMENT & LEISURE-1.68%
    500,000                              500,000  Disney (Walt) Co              6.75%   3/30/2006      $521,721
  4,000,000                            4,000,000  Disney (Walt) Co               5.13  12/15/2003     3,908,188
  2,500,000                            2,500,000  Time Warner Entertainment      8.38   3/15/2023     2,912,433
                                                                                                    ------------
                                                                                                     $7,342,342     4.52%
                                                                                                    ------------
                                                  FOOD & RELATED-0.25%
    500,000                              500,000  Archer-Daniels-Midland Co     8.38%   4/15/2017      $594,860
    500,000                              500,000  McDonald's Corp                6.75   2/15/2003       503,326
                                                                                                    ------------
                                                                                                     $1,098,186     0.68%
                                                                                                    ------------
                                                  HEALTHCARE-0.24%
  1,000,000                            1,000,000  Baxter International Inc      7.63%  11/15/2002    $1,053,751     0.65%
                                                                                                    ------------

                                                  INSURANCE-0.23%
  1,000,000                            1,000,000  Aetna Services Inc            7.12%   8/15/2006    $1,013,676     0.62%
                                                                                                    ------------

                      INVESTMENT BANKING & BROKERAGE-1.46%
  4,000,000                            4,000,000  Merrill Lynch & Co            6.00%   2/17/2009    $3,853,060
  1,500,000                            1,500,000  Morgan Stanley Group Inc        6.7    5/1/2001     1,518,521
  1,000,000                            1,000,000  Salomon Inc                     6.5    3/1/2000     1,005,831
                                                                                                    ------------
                                                                                                     $6,377,412     3.93%
                                                                                                    ------------
                                                  MANUFACTURING-0.80%
    500,000                              500,000  ICI Wilmington                8.75%    5/1/2001      $518,644
  3,000,000                            3,000,000  Tyco Intl Group                6.88   1/15/2029     2,961,360
                                                                                                    ------------
                                                                                                     $3,480,004     2.14%
                                                                                                    ------------
                                                  PHARMACEUTICALS-0.12%
    500,000                              500,000  American Home Products        7.70%   2/15/2000      $510,552     0.31%
                                                                                                    ------------

                                                  PUBLIC ADMINISTRATION-1.30%
  1,500,000                            1,500,000  Northern State Power          6.50%    3/1/2028    $1,502,523
  1,500,000                            1,500,000  Saks Inc                        7.5   12/1/2010     1,539,132
  2,600,000                            2,600,000  Tennessee Valley               6.25  12/15/2017     2,642,949
                                                                                                    ------------
                                                                                                     $5,684,604     3.50%
                                                                                                    ------------
                                                  RETAIL & RELATED-0.78%
  2,000,000                            2,000,000  Walmart                       8.50%   9/15/2024    $2,294,440
  1,000,000                            1,000,000  Walmart                        7.25    6/1/2013     1,107,548
                                                                                                    ------------
                                                                                                     $3,401,988     2.10%
                                                                                                    ------------
                                                  SERVICES-0.48%
  2,000,000                            2,000,000  Amoco Canada                  7.25%   12/1/2002    $2,089,280     1.29%
                                                                                                    ------------

                                                  TELECOMMUNICATIONS-1.70%
    250,000                              250,000  Bell Telephone Canada         9.50%  10/15/2010      $311,613
  2,500,000                            2,500,000  Motorola Inc                    7.5   5/15/2025     2,698,100
    500,000                              500,000  New York Telecom                  6   4/15/2008       502,829
  4,000,000                            4,000,000  Sprint Cap Corp                6.13  11/15/2008     3,937,884
                                                                                                    ------------
                                                                                                     $7,450,426     4.59%
                                                                                                    ------------
                                                  TRANSPORTATION-0.26%
  1,000,000                            1,000,000  Norfolk Southern Corp         7.80%   5/15/2027    $1,126,231     0.69%
                                                                                                    ------------

                                                  UTILITIES-0.83%
  1,500,000                            1,500,000  Central Power & Lighting      7.50%   12/1/2002    $1,577,964
                                                  Inc
  1,000,000                            1,000,000  Texas Utilities                6.38    1/1/2008       992,152
  1,000,000                            1,000,000  Virginia Electric & Power      7.38    7/1/2002     1,047,271
                                                  Co
                                                                                                    ------------
                                                                                                     $3,617,387     2.23%
                                                                                                    ------------

                        FOREIGN GOV BONDS & NOTES^^-2.18%
  1,000,000                            1,000,000  British Columbia (Province    6.50%   1/15/2026    $1,001,420
                                                  of)
  2,000,000                            2,000,000  Hydro Quebec                    8.4   1/15/2022     2,391,820
  1,200,000                            1,200,000  New Brunswick                  7.63   6/29/2004     1,295,784
  3,300,000                            3,300,000  Ontario (Province of)          7.75    6/4/2002     3,493,347
    750,000                              750,000  Ontario (Province of)          7.63   6/22/2004       810,030
    500,000                              500,000  Victoria                       8.45   10/1/2001       532,053
                                                                                                    ------------
                                                                                                     $9,524,454     5.87%

                                                  FEDERAL AGENCY-OTHER-0.12%
    500,000                              500,000  Tennessee Valley Authority    6.13%   7/15/2003      $508,281     0.31%
                                                                                                    ------------

                                                  FEDERAL HOME LOAN BANK-2.15%
  1,000,000                            1,000,000  Federal Home Loan Bank        5.50%   1/21/2003      $993,436
  1,500,000                            1,500,000  Federal Home Loan Bank          5.4   1/15/2003     1,485,102
    500,000                              500,000  Federal Home Loan Bank         5.26   6/29/2001       496,650
  5,500,000                            5,500,000  Federal Home Loan Bank         5.02   2/11/2002     5,432,900
  1,000,000                            1,000,000  Federal Home Loan Bank         4.38  10/23/2000       984,264
                                                                                                    ------------
                                                                                                     $9,392,352     5.79%
                                                                                                    ------------
                      FEDERAL HOME LOAN MORTGAGE CORP-2.50%
    700,000                              700,000  Federal Home Loan Mortgage     7.22%   5/17/2005      $713,976
                                                  Corp
  4,000,000                            4,000,000  Federal Home Loan Mortgage     5.75    7/15/2003     4,028,848
                                                  Corp
  3,000,000                            3,000,000  Federal Home Loan Mortgage     5.25    2/16/2001     2,986,389
                                                  Corp
  3,400,000                            3,400,000  Federal Home Loan Mortgage     5.13  10/15/2008     3,207,720
                                                  Corp.
                                                                                                    ------------
                                                                                                    $10,936,933     6.74%
                                                                                                    ------------
                      FEDERAL NATIONAL MORTGAGE ASSOC-5.66%
    500,000                              500,000  Federal National Mortgage     7.55%   4/22/2002      $528,420
                                                  Assoc
    500,000                              500,000  Federal National Mortgage       6.7   8/10/2001       503,449
                                                  Assoc
  1,000,000                            1,000,000  Federal National Mortgage      6.45   2/14/2002     1,007,804
                                                  Assoc
  1,500,000                            1,500,000  Federal National Mortgage      6.44   6/21/2005     1,550,883
                                                  Assoc
  5,000,000                            5,000,000  Federal National Mortgage      6.26   2/25/2009     4,958,500
                                                  Assoc
  5,700,000                            5,700,000  Federal National Mortgage      6.18   2/19/2009     5,582,837
                                                  Assoc
    400,000                              400,000  Federal National Mortgage      6.16  12/18/2007       405,788
                                                  Assoc
  1,000,000                            1,000,000  Federal National Mortgage      5.91   2/25/2000     1,005,918
                                                  Assoc
  1,000,000                            1,000,000  Federal National Mortgage      5.75   6/15/2005     1,008,590
                                                  Assoc
  2,000,000                            2,000,000  Federal National Mortgage      5.75   2/15/2008     1,992,344
                                                  Assoc
  4,500,000                            4,500,000  Federal National Mortgage      5.63   2/20/2004     4,445,550
                                                  Assoc
  1,000,000                            1,000,000  Federal National Mortgage      5.25   1/15/2009       957,125
                                                  Assoc
    500,000                              500,000  Federal National Mortgage      5.13   2/13/2004       488,807
                                                  Assoc
  1,000,000                            1,000,000  Federal National Mortgage      0.00    6/1/2017       327,084
                                                  Assoc
                                                                                                    ------------
                                                                                                    $24,763,099    15.26%
                                                                                                    ------------
                                                  U.S. TREASURY BONDS-13.85%
  1,100,000                            1,100,000  U.S. Treasury Bonds          12.00%   8/15/2013    $1,604,625
  8,550,000                            8,550,000  U.S. Treasury Bonds           11.25   2/15/2015    13,407,468
  1,100,000                            1,100,000  U.S. Treasury Bonds           10.38  11/15/2012     1,453,032
  2,800,000                            2,800,000  U.S. Treasury Bonds            9.13   5/15/2009     3,250,626
    700,000                              700,000  U.S. Treasury Bonds            9.13   5/15/2018       963,594
  9,250,000                            9,250,000  U.S. Treasury Bonds            8.13   8/15/2019    11,744,613
  7,100,000                            7,100,000  U.S. Treasury Bonds               8  11/15/2021     8,999,250
  2,500,000                            2,500,000  U.S. Treasury Bonds            7.88   2/15/2021     3,118,750
  7,300,000                            7,300,000  U.S. Treasury Bonds            7.63   2/15/2025     9,077,097
    500,000                              500,000  U.S. Treasury Bonds             7.5  11/15/2016       591,719
    500,000                              500,000  U.S. Treasury Bonds            7.25   5/15/2016       577,657
  1,000,000                            1,000,000  U.S. Treasury Bonds            7.12   2/15/2023     1,165,625
  1,500,000                            1,500,000  U.S. Treasury Bonds             6.5  11/15/2026     1,645,782
  1,000,000   1,000,000                2,000,000  U.S. Treasury Bonds            6.13  11/15/2027     2,099,376
    900,000                              900,000  U.S. Treasury Bonds             5.5   8/15/2028       872,157
                                                                                                    ------------
                                                                                                    $60,571,371    37.32%
                                                                                                    ------------
                                                  U.S. TREASURY NOTES-35.38%
    500,000                              500,000  U.S. Treasury Notes           5.63%   4/30/2000      $502,969
  1,000,000                            1,000,000  U.S. Treasury Notes             5.5   3/31/2000     1,004,688
  2,300,000                            2,300,000  U.S. Treasury Notes            7.88   8/15/2001     2,440,875
  8,200,000                            8,200,000  U.S. Treasury Notes             7.5  11/15/2001     8,666,375
  1,300,000                            1,300,000  U.S. Treasury Notes             7.5   2/15/2005     1,438,938
  11,050,000                           11,050,000 U.S. Treasury Notes            7.25   8/15/2004    12,030,687
  1,000,000                            1,000,000  U.S. Treasury Notes            7.12   2/29/2000     1,020,000
  9,200,000                            9,200,000  U.S. Treasury Notes               7   7/15/2006    10,071,129
  2,250,000                            2,250,000  U.S. Treasury Notes             6.5   5/31/2001     2,312,579
  1,400,000                            1,400,000  U.S. Treasury Notes             6.5   5/15/2005     1,482,250
  2,800,000                            2,800,000  U.S. Treasury Notes             6.5   8/15/2005     2,965,376
  1,400,000                            1,400,000  U.S. Treasury Notes             6.5  10/15/2006     1,492,750
  11,500,000                           11,500,000 U.S. Treasury Notes            6.38   3/31/2001    11,773,124
  4,700,000                            4,700,000  U.S. Treasury Notes            6.38   8/15/2002     4,860,096
  1,800,000                            1,800,000  U.S. Treasury Notes            6.25   5/31/2000     1,824,750
  2,800,000                            2,800,000  U.S. Treasury Notes            6.25  10/31/2001     2,872,626
  1,000,000                            1,000,000  U.S. Treasury Notes            6.25   1/31/2002     1,027,500
  10,800,000                           10,800,000 U.S. Treasury Notes            6.25   2/15/2003    11,161,129
  1,200,000                            1,200,000  U.S. Treasury Notes            6.13  12/31/2001     1,228,500
  5,500,000                            5,500,000  U.S. Treasury Notes            6.13   8/15/2007     5,756,097
  1,000,000                            1,000,000  U.S. Treasury Notes            5.88   6/30/2000     1,009,375
    850,000                              850,000  U.S. Treasury Notes            5.88  11/30/2001       864,610
  1,000,000                            1,000,000  U.S. Treasury Notes            5.88   2/15/2004     1,025,625
  1,500,000                            1,500,000  U.S. Treasury Notes            5.88  11/15/2005     1,539,375
  1,600,000                            1,600,000  U.S. Treasury Notes            5.75  11/30/2002     1,624,501
  1,000,000                            1,000,000  U.S. Treasury Notes            5.75   4/30/2003     1,016,250
  14,000,000                           14,000,000 U.S. Treasury Notes            5.75   8/15/2003    14,236,249
  2,100,000                            2,100,000  U.S. Treasury Notes            5.63  11/30/2000     2,115,750
  1,000,000                            1,000,000  U.S. Treasury Notes            5.63   2/28/2001     1,009,063
    800,000                              800,000  U.S. Treasury Notes            5.63   5/15/2008       815,500
  4,900,000                            4,900,000  U.S. Treasury Notes             5.5   5/31/2000     4,922,971
  2,100,000                            2,100,000  U.S. Treasury Notes             5.5   1/31/2003     2,115,095
  1,000,000                            1,000,000  U.S. Treasury Notes            5.13   8/31/2000       999,688
  10,800,000                           10,800,000 U.S. Treasury Notes            4.75  11/15/2008    10,367,999
  5,500,000                            5,500,000  U.S. Treasury Notes            4.63  12/31/2000     5,448,438
  10,000,000                           10,000,000 U.S. Treasury Notes             4.5   1/31/2001     9,884,380
  10,000,000                           10,000,000 U.S. Treasury Notes               4  10/31/2000     9,815,630
                                                                                                    ------------
                                                                                                    $154,742,937   95.34%
                                                                                                    ------------

                                                  CASH EQUIVALENTS-8.18%
  7,161,200       2,500       -2,500   7,161,200  Dreyfus Institutional Money Market                 $7,163,700
                                                  Fund
  18,500,000  1,100,000   -1,100,000   18,500,000 Janus International Money Market                   19,600,000
                                                  Fund
  9,000,000                            9,000,000  Merrimac Cash Fund-Premium                          9,000,000
                                                  Class
                                                                                                    ------------
                                                                                                    $35,763,700    22.04%
                                                  REPURCHASE AGREEMENTS-1.32%
  5,763,108                            5,763,108  Morgan Stanley Triparty Repurchase                 $5,763,108     3.55%
                                                  Agreement dated 2/26/99, due 3/1/99 with a
                                                  maturity value of $5,765,283 and
                                                  an effective yield of 4.53%
                                                  collateralized by U.S. Treasury
                                                  Bonds with a rate of 9.875%, a
                                                  maturity of 11/15/15 and a market
                                                  value of $5,875,689

                                                  U.S. TREASURY BONDS-1.30%
                900,000                  900,000  U.S. Treasury Bonds           8.88%   2/15/2019    $1,219,219
                300,000     -300,000           0  U.S. Treasury Bonds           8.13%   5/15/2021       383,906
              1,250,000   -1,250,000           0  U.S. Treasury Bonds           7.63%  11/15/2022     1,533,986
              1,200,000                1,200,000  U.S. Treasury Bonds           7.25%   8/15/2022     1,412,626
              1,000,000                1,000,000  U.S. Treasury Bonds           6.88%   8/15/2025     1,144,375
                                                                                                    ------------
                                                                                                     $5,694,112     3.51%
                                                                                                    ------------

                                                  U.S. TREASURY BILLS-6.59%
              28,885,000 -28,885,000           0  U.S. Treasury Bills           4.25%    4/1/1999   $28,769,893
                 36,000      -36,000           0  U.S. Treasury Bills           4.80%   5/13/1999        35,669
                                                                                                    ------------
                                                                                                    $28,805,562    17.75%
                                                                                                    ------------


                                                  TOTAL MARKET VALUE FOR COMBINED FUND              $436,828,708
                                                  Other Assets less                                 -$306,098,183
                                                  Liabilities (a)
                                                  Pro Forma Adjustments to Other Assets and         $31,573,500
                                                  Liabilities (b)
                                                                                                    ------------
                                                  Total Combined Investment in Master Portoflio     $162,304,025
                                                                                                    ============


                         (a) The Pro Forma adjustment reflects the portion of the underlying portfolio's net assets not owned by the Bond Index Fund.

                         (b) The Pro Forma adjustment reflects securities of the U.S. Treasury Allocation Fund that will be sold prior to the Consolidation.






 Barclays Global Investors Funds, Inc.
 Pro Forma  combined  financial  statements  for the Bond Index/  U.S.  Treasury
 Allocation Fund consolidation Pro Forma as of 2/28/99 (unaudited)

 STATEMENT OF ASSET AND LIABILITIES

                                                                                                               Bond Index Fund
                                                                                                              Pro Forma Combined
                                                      U.S. Treasury        Pro Forma          Bond Index
                                                     Allocation Fund       Adjustment            Fund
                                                   ------------------------------------------------------------------------------
 ASSETS
 Investments:
 In corresponding Master Portfolio, at market          $35,610,248                           $126,693,777           $162,304,025
 value
 Receivables:
 Fund Shares sold                                           48,916                                103,161                152,077
                                                   ----------------                      -----------------    -------------------
 Total Assets                                           35,659,164                            126,796,938            162,456,102
                                                   ----------------                      -----------------    -------------------

 LIABILITIES
 Payables:
 Capital Shares redeemed                                   313,853                                 42,268                356,121
 Distribution to Shareholders                                2,245                                  3,887                  6,132
 Due to BGI and Stephens                                     4,871                                 17,945                 22,816
                                                   ----------------                      -----------------    -------------------
 Total Liabilities                                         320,969                                 64,100                385,069
                                                   ----------------                      -----------------    -------------------

 TOTAL NET ASSETS                                      $35,338,195                           $126,732,838           $162,071,033
                                                   ================                      =================    ===================

 Net assets consist of:
 Paid in capital                                        39,334,374       (3,999,959) (a)      127,668,181            163,002,596
 Undistributed net investment income                         3,780                                 19,349                 23,129
 Undistributed net realized gain (loss) on             (3,705,319)         3,705,319 (a)          259,209                259,209
 investments
 Net unrealized appreciation (depreciation) on           (294,640)           294,640 (a)      (1,213,901)            (1,213,901)
 investments
                                                   ----------------     -------------    -----------------    -------------------

 TOTAL NET ASSETS                                      $35,338,195                $0         $126,732,838           $162,071,033
                                                   ================     =============    =================    ===================

 Net Assets                                            $35,338,195                           $126,732,838           $162,071,033
 Shares Outstanding                                      3,768,853         (133,502)           13,021,489             16,656,840
 Net Asset value per share                                   $9.38                                  $9.73                  $9.73



 (a) All securities will be merged into the Bond Index Fund with cost being equal to market value on the merger date, capital gains will be declared.








Barclays Global Investors Funds, Inc.
Pro Forma combined financial statements for the Bond Index/ U.S. Treasury Allocation Fund consolidation
Pro Forma for the Year Ended 2/28/99 (unaudited)

STATEMENT OF OPERATIONS
                                                                                                               Bond Index
                                                                                                                  Fund
                                                            US Treasury                       Pro Forma        Pro Forma
                                                           Allocation Fund Bond Index Fund   Adjustment (a)     Combined
                                                           -----------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED
FROM MASTER PORTFOLIO
Interest                                                      $2,300,666       $6,773,786               $0       $9,074,452
Expenses (Note 2)                                              (130,490)         (85,135)                         (120,412)
                                                                                                    95,213
                                                           --------------  ---------------  ---------------  ---------------
Net Investment Income (Loss) Allocated from Master             2,170,176        6,688,651                         8,954,040
Portfolio                                                                                           95,213
                                                           --------------  ---------------  ---------------  ---------------

EXPENSES
Administration Fees (Note 3)                                   (173,856)        (159,900)                         (225,773)
                                                                                                   107,983
                                                           --------------  ---------------  ---------------  ---------------
Total Expenses                                                 (173,856)        (159,900)                         (225,773)
                                                                                                   107,983
                                                           --------------  ---------------  ---------------  ---------------

NET INVESTMENT INCOME (LOSS)                                   1,996,320        6,528,751                         8,728,267
                                                                                                   203,196
                                                           --------------  ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
Net realized gain (loss) on sale of investments                  450,904          416,912                           867,816
                                                                                                         -
Net change in unrealized appreciation (depreciation) of        (417,682)      (1,350,936)                       (1,768,618)
investments                                                                                              -
                                                           --------------  ---------------  ---------------  ---------------
Net Gain (Loss) on Investments                                    33,222        (934,024)                         (900,802)
                                                                                                         -
                                                           --------------  ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $2,029,542       $5,594,727         $203,196       $7,827,465


       (a) Pro Forma adjustment made to show what the expenses would have been based on the combined net assets of the Funds for the year ended
           2/28/99.






                                Consolidation of
                 Bond Index Fund & U.S. Treasury Allocation Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1.       Basis of Consolidation

         Barclays Global Investors Funds, Inc. (the "Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company commenced operations on July 2, 1993, and currently offers eleven Funds. The unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the consolidation described in the next paragraph occurred as of February 28, 1999, and the Combining Statement of Operations for the year ended February 28, 1999 assumes the exchange occurred as of March
         1, 1999. These statement have been derived from the books and records utilized in calculating daily net asset value of each Fund at February
         28, 1999 and for the twelve-month period then ended.

         The  Pro  Forma  financial  statements  give  effect  to  the  proposed consolidation of the assets and stated liabilities of the U.S. Treasury
         Allocation Fund in exchange for shares of the Bond Index Fund.  Certain securities held by the U.S. Treasury Allocation Fund will be sold prior
         to  the  consolidation  date,  with  the  remaining   securities  being
         transferred to the surviving Bond Index Fund on the consolidation date.
         The Pro Forma  financial  statements do not reflect the expenses of the
         Funds in carrying out their  obligations  under the proposed  Agreement and Plan of Consolidation, which are not considered to be material. The costs of the  consolidation  will be paid by Barclays Global Investors,
         N.A.  out of the  co-administration  fees  paid  by the  U.S.  Treasury
         Allocation Fund. The Funds will not incur any additional  expenses as a result of the consolidation.

         The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

2. This expense is allocated down from the Master Portfolio and is the advisory fees paid at the rate of 0.08% of the Bond Index Fund's average daily net assets. With the consolidation of the two Funds an adjustment was made to the projected number to reflect what the advisory fee would have been for one year based on the combined average net assets of both portfolios multiplied by the 0.08% advisory fee.

3. This expense is a Fund level expense (not accrued at Master Portfolio) and is the unified administration expense which is accrued at 0.15% of the Bond Index Fund's average daily net assets. With the consolidation of the two funds an adjustment was made to the projected number to reflect what the administration expense would have been for one year based on the combined average daily net assets of both Funds multiplied by the 0.15% administration fee.




dc-179536
                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                                111 CENTER STREET
                              LITTLE ROCK, AR 77201
                               September 29, 1999


     By my signature below, I appoint R. Greg Feltus,  Richard H. Blank, Jr. and
Michael W. Nolte (officers of Barclays Global Investors Funds, Inc.), As my proxies and attorneys to vote all fund shares of the portfolio identified below that I am entitled to vote at the Special Meeting of Shareholders of Barclays
Global Investors Funds, Inc. (the "BGI Funds") to be held at the principal office of BGI Funds, 111 Center Street, Little Rock, Arkansas 72201 on Thursday,
October 28, 1999 at 11:00 a.m. (central time), and at any adjournments of the meeting. The proxies shall have all the powers that I would possess if present.
I hereby revoke any prior proxy, and ratify and confirm all that the proxies, or any of them, may lawfully do. I acknowledge receipt of the notice of special shareholders meeting and the combined proxy statement dated September 29, 1999.

     This proxies shall vote my shares according to my instructions given below with respect to the proposal. If I do not provide an instruction, I understand that the proxies will vote my shares in favor of the proposal. The proxies will vote on any other matter that may arise in the meeting according to their best judgment.

     THIS PROXY IS  SOLICITED  BY THE BOARD OF  DIRECTORS  OF BGI  FUNDS,  WHICH
UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX:

                    PLEASE DETACH AT PERFORATION
-----------------------------------------------------------------------------------------------------------------------------------

1.       To consolidate the U.S. Treasury Allocation Fund of BGI Funds into the Bond Index Fund of BGI Funds.
FOR      AGAINST  ABSTAIN






FOR YOUR CONVENIENCE, YOU MAY VOTE BY ENCLOSING THE PROXY BALLOT IN THE ENCLOSED
POSTAGE  PAID  ENVELOPE,  OR BY FAXING IT TO  SHAREHOLDER  COMMUNICATIONS  CORP.
("SCC") AT  1-800-733-1885.  YOU ALSO MAY VOTE BY CALLING SCC AT  1-800-733-8481
EXT. 435 TOLL-FREE FROM 6:00 A.M.
TO 8:00 P.M. (PACIFIC TIME).  A CONFIRMATION OF YOUR TELEPHONE OR FAXED VOTE WILL BE MAILED TO YOU.
NOTE:    Please make sure that you complete, sign and date your proxy card.
Please sign exactly as your name(s)  appear on your  account.  When signing as a fiduciary,  please give your full title as such.  Each joint  owner  should sign personally.  Corporate  proxies  should be signed in full  corporate  name by an authorized officer.

Date ________________________, 1999

-------------------------------------
Signature

-------------------------------------
Signature